[GRAPHIC OMITTED]

                         ARMADA FUNDS SEMI-ANNUAL REPORT
                               MONEY MARKET FUNDS

                                NOVEMBER 30, 2002


                                 [LOGO OMITTED]
                                    ARMADA(R)
                                      FUNDS
                               WWW.ARMADAFUNDS.COM

MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT
MONEY MARKET FUND
TAX EXEMPT MONEY MARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND


EQUITY FUNDS

CORE EQUITY FUND
EQUITY GROWTH FUND
EQUITY INDEX FUND
INTERNATIONAL EQUITY FUND
LARGE CAP ULTRA FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND
SMALL/MID CAP VALUE FUND


TAX MANAGED EQUITY FUND

ASSET ALLOCATION FUNDS
AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND


FIXED INCOME FUNDS

BOND FUND
GNMA FUND
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
U.S. GOVERNMENT INCOME FUND


TAX FREE BOND FUNDS

MICHIGAN MUNICIPAL BOND FUND
NATIONAL TAX EXEMPT BOND FUND
OHIO TAX EXEMPT BOND FUND
PENNSYLVANIA MUNICIPAL BOND FUND


   Chairman's Message ....................................................  1
   Economic and Market Overview ..........................................  2
   Financial Highlights ..................................................  5
   Statements of Net Assets ..............................................  8
   Statements of Operations .............................................. 29
   Statements of Changes in Net Assets ................................... 31
   Notes to Financial Statements ......................................... 34

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

NATIONAL CITY INVESTMENT MANAGEMENT COMPANY (IMC) SERVES AS INVESTMENT ADVISER TO ARMADA FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. ARMADA FUNDS ARE DISTRIBUTED BY SEI INVESTMENTS DISTRIBUTION COMPANY (SIDC), OAKS, PA 19456. SIDC IS NOT AFFILIATED WITH IMC AND IS NOT A BANK. MUTUAL FUNDS INVOLVE RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL. FOR MORE COMPLETE INFORMATION ABOUT ARMADA FUNDS, INCLUDING CHARGES, EXPENSES AND PERFORMANCE PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR CALL 1-800-622-FUND (3863) FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

                                                              CHAIRMAN'S MESSAGE
                                                       ARMADA MONEY MARKET FUNDS

January 2003


DEAR SHAREHOLDERS:

During the six-month period ended November 30, 2002, the markets created a challenging environment for equity investors. Total assets of the funds declined 3.4% to $16.8 billion despite modest net inflows from shareholders. Equity fund assets are now just over 20% of the fund's total assets. Money market fund assets represent 64% while the allocation, fixed income and tax exempt funds comprise the remaining 16%. The following pages of this report contain relevant financial information regarding each equity, fixed income and asset allocation fund.

ADDITIONAL FUND OFFERINGS IN 2002

We continue to develop and enhance products and services for our shareholders. At the time of our last report, we announced the opening of the Small/Mid Cap Value Fund. The fund has been well received and has generated more than $20 million in new assets as of the end of this reporting period. On December 2, 2002, we expanded the fixed income fund offerings with the addition of the Armada Short Duration Bond Fund. This bond fund seeks to provide current income and preserve capital by investing in a portfolio of short-term, investment grade bonds.

REVAMPED WEB SITE

The October launch of Armada's new Web site was met with great success. During the first month, the site experienced a 600% increase in visitors who viewed more than 1,000,000 pages. The new navigation and streamlined presentation of portfolio information puts accurate and timely data at your fingertips. The site continues to offer fund pricing, yields and distributions as well as prospectuses, manager biographies and fund applications. If you haven't visited the new site yet, please do so and give us your feedback.

If you have any questions regarding your investment or either of our newest funds, please contact your financial advisor, visit our Web site at www.armadafunds.com, or call 1-800-622-FUND (3863). Thank you for your continued investment in Armada Funds and best wishes to you in the coming year.

Sincerely,

[/S/ ROBERT D. NEARY]

Robert D. Neary
Chairman


                                                            NOVEMBER 30, 2002  1

ECONOMIC AND MARKET OVERVIEW
ARMADA MONEY MARKET FUNDS

January 2003

Dear Investor:

The U.S. economy's tentative recovery picked up some speed in late 2002 with annualized gross domestic product (GDP) improving by 3% during the third quarter. Eleven rate cuts made in 2001 by the Federal Reserve Board finally began working their way through the system, although the repercussions from 9/11 delayed their impact. To offer further protection from the possibility of a double-dip recession, Alan Greenspan & Company lowered the federal funds rate by another 50 basis points (100 basis points is equivalent to 1 percentage point) in November 2002 to a scant 1.25%. It currently stands at its lowest level in more than 40 years. The $1.35 trillion tax package enacted by Congress is likely to also have a positive impact as it continues to be phased in, as will President Bush's recently proposed economic stimulus package if enacted. Moreover, the continued decline in weekly jobless claims leads us to believe that the unemployment rate has probably topped out at just above 6%.

Unfortunately, corporate earnings remained virtually flat due to intense pricing pressure at the consumer level and the remaining glut in capacity. We have seen clear indications, though, that this situation has begun to improve. For example, the Institute of Supply Management reported on January 2, 2003, that manufacturing activity finally began to expand again in December 2002. Growth in the service sector of the U.S. economy had already improved for 10 consecutive months. Factor in continued strong productivity gains along with declining labor costs, and a minimum 10% gain in corporate profits appears likely in 2003.

THE S&P 500 INDEX FALLS AGAIN

Along with the challenging earnings environment, the equity markets contended with the fallout from WorldCom, Enron, and a raft of other corporate governance scandals as well as the possibility of another war with Iraq. The S&P 500 Composite Index lost 11.49%* of its value for the six months ended November 30, 2002. This marked the third consecutive year of a decline in the large cap benchmark, something that hasn't happened since 1939-41. Small cap stocks fared just as poorly, with the Russell 2000 Index dropping 16.03% for the six months ended November 30, 2002. Moreover, every sector finished 2002 in the red. Technology and telecom sectors were the calendar year's biggest laggards, off 37.4% and 34.1%, respectively.

Mutual fund investors, who own roughly one-fifth of the stock market by capitalization, certainly contributed to the decline. According to the Investment Company Institute, stock funds as a group experienced a net outflow of $19.87 billion for the first 11 months of 2002. Complete figures for 2002 were not released by press time, but equity funds will have likely experienced their first full-year net outflows since 1988.

Given the improved corporate earnings outlook, the equity market appears undervalued as 2003 gets underway. Admittedly, the S&P 500 still trades at a relatively lofty 17 times earnings, but that ratio hovers around historic lows after adjusting for today's low interest- and inflation-rate environment. Small cap growth stocks look even more attractive. They have historically been among the top performers in low-interest-rate environments and in the early stages of a recovery. On a valuation basis, the Russell 2000 Growth Index trades at little more than twice book value. A multiple of three times book value has been its historic norm.

TREASURY PRICES HIT 40-YEAR HIGHS

The equity market's woes proved a boon to fixed income investors as the Lehman U.S. Aggregate Bond Index finished the six months ended November 30, 2002 up 4.98%. Treasurys, in particular, benefited from a "fright to quality" as investors forked over a hefty premium to be insulated from the volatility of equities and geopolitical uncertainty. The yields on the benchmark 10-year Treasury note (which moves in the opposite direction of its price) fell to a 40-year low of 3.58% on October 9 and ended the calendar year at 3.80%. Indeed, 2002 may be remembered best by investors as the year in which "return of principal" temporarily supplanted "return on principal" as the market's guiding mantra.


*ALL RETURN FIGURES FACTOR IN DIVIDENDS.


2  NOVEMBER 30, 2002

                                                    ECONOMIC AND MARKET OVERVIEW
                                                       ARMADA MONEY MARKET FUNDS


As Treasury prices soared, corporate bonds suffered from a raft of credit downgrades throughout the telecom and energy industries as well as outright defaults by the likes of Conseco, Enron, and WorldCom. As a result, the yield spread between Treasurys and corporates hovered near its historic high as 2002 came to a close. If the economy continues to recover and the conflict with Iraq resolves itself quickly, then this situation should correct itself.

Yields on 10-year Treasurys are likely to climb back over 5% in anticipation of a Fed tightening. Indeed, 5.5% to 6% yields before the end of 2003 would not be out of the question. At the same time, investors will likely take advantage of the tremendous value to be found in corporates. We anticipate a "dash to trash" as investors eye spreads in the single-B and double-B markets, which are currently some 500 to 850 basis points off the Treasury curve. Since high-yield default levels still remain high, careful security selection and diversification will remain key.

GROWTH IN EUROPE LAGS THE UNITED STATES

Not surprisingly, Europe's economy and equity markets lagged those of the United States. GDP climbed barely 1% while an inflation-focused European Central Bank
(ECB) waited until December to make its first rate cut of the year. Although welcome, the 50-basis-point easing still left the euro zone's short-term interest rates more than double those of the United States.

Europe remains weighted down by rigid labor markets and high unemployment. On a reform basis, the continent continues to run in place. Take Germany, the euro zone's largest economy. A year ago we heard promising talk from Chancellor Gerhard Schroder of freeing up capital markets and abolishing the capital gains tax. Then in November, the German cabinet proposed a 15% tax on individual profits, along with higher pension costs for employers and employees. Yet, Germany is a country already groaning under some of the highest taxes in the world. Its leading equity index, the Frankfurt Xetra Dax, turned in the worst performance among the continent's major indices and plummeted for the calendar year 43.9% in local currency-terms. The broader Morgan Stanley MSCI EMU Index fell 21.07% for the six months ended November 30, 2002 in local terms. In U.S. dollars, this index lost 15.14% for the period as the euro gained 17.95% for the calendar year versus the dollar and soared past parity.

Despite the above-mentioned challenges, European equities do appear less expensive than their U.S. counterparts on a valuation basis. Moreover, the euro is likely to gain even more ground versus the dollar in 2003. Although that would make European exports more expensive, a stronger euro would further reduce the specter of inflation and make it easier for the ECB to continue easing. U.S. investors would also reap immediate gains when their European holdings are converted back to dollars.

JAPAN STRUGGLES WITH DEFLATION, REGIONAL COMPETITION

Turning to Asia, Japan continues to suffer from the worst deflationary environment since the 1930s and may have already entered its fourth recession in a decade. Prime Minister Junichiro Koizumi and his economic minister, Heizo Takenaka, have yet to address the nation's crippled financial system by, among other things, forcing the banks to write off some $430 billion in bad loans. Although Japan's $5.4 trillion debt makes its indebtedness already the highest among industrialized nations, Koizumi has forsaken his pledge of limiting new annual debt issuance to 30 trillion yen ($243 billion) to help prop up the economy. In local terms, the Nikkei 225 Index finished the calendar year down 18.63% and stood near its lowest level in two decades.

Japan faces yet another roadblock to its recovery. This country, never a great innovator but one that built its reputation on production prowess, now faces intense competition from Asian tigers, South Korea and Taiwan, as well as mainland China. In a remarkably brief period of time, China--whose economy grew by 8% in 2002--has expanded its power in the region and eclipsed Japan


                                                            NOVEMBER 30, 2002  3

ECONOMIC AND MARKET OVERVIEW
ARMADA MONEY MARKET FUNDS


in its share of world exports. To be sure, Japan still boasts several world-class exporters--SONY and Canon among them--but these companies aren't getting the support that a stronger domestic economy, an increasing price level, and a much-devalued yen would bring.

CONCLUSION

We're sanguine about the prospects for the U.S. economy in 2003. U.S. investors should return to stocks based on both improving corporate profits and difficult-to-ignore valuations. As a result, a fourth consecutive year of negative equity returns appears highly unlikely. As the economy improves and more money moves into stocks, U.S. Treasury yields should return to higher and more traditional equilibrium levels. Europe still faces a rigid regulatory environment and high taxes, but its markets appear attractive on a valuation basis. Assuming risk premiums come down, Asia excluding Japan and other emerging markets appear poised to outperform.

Sincerely,

[/S/ DONALD L. ROSS]

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company



4  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA MONEY MARKET FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,



         NET ASSET                                  NET ASSET
          VALUE,                    DIVIDENDS FROM   VALUE,                   NET ASSETS
         BEGINNING  NET INVESTMENT  NET INVESTMENT     END                   END OF PERIOD
         OF PERIOD      INCOME          INCOME      OF PERIOD  TOTAL RETURN      (000)

--------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS I
2002**     $1.00       $0.01+          $(0.01)        $1.00        0.70%      $2,198,532
2002        1.00        0.02+           (0.02)         1.00        2.43        2,195,174
2001        1.00        0.06            (0.06)         1.00        5.88        1,557,596
2000        1.00        0.05            (0.05)         1.00        5.30          947,831
1999        1.00        0.05            (0.05)         1.00        4.86        1,094,979
1998        1.00        0.05            (0.05)         1.00        5.30        1,137,078
CLASS A
2002**     $1.00       $0.01+          $(0.01)        $1.00        0.58%      $  723,520
2002        1.00        0.02+           (0.02)         1.00        2.17          782,102
2001        1.00        0.06            (0.06)         1.00        5.67          650,803
2000        1.00        0.05            (0.05)         1.00        5.14          521,688
1999        1.00        0.05            (0.05)         1.00        4.70          565,095
1998        1.00        0.05            (0.05)         1.00        5.17          247,281

--------------------------------------------------------------------------------------------
 MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS I
2002**     $1.00       $0.01+          $(0.01)        $1.00        0.72%      $4,458,372
2002        1.00        0.02+           (0.02)         1.00        2.41        3,533,294
2001        1.00        0.06            (0.06)         1.00        5.96        3,342,689
2000        1.00        0.05            (0.05)         1.00        5.41        2,342,230
1999        1.00        0.05            (0.05)         1.00        4.96        2,133,839
1998        1.00        0.05            (0.05)         1.00        5.39        1,911,689
CLASS A
2002**     $1.00       $0.01+          $(0.01)        $1.00        0.60%      $1,303,052
2002        1.00        0.02+           (0.02)         1.00        2.16        1,763,870
2001        1.00        0.06            (0.06)         1.00        5.74        2,030,360
2000        1.00        0.05            (0.05)         1.00        5.25        1,717,661
1999        1.00        0.05            (0.05)         1.00        4.82        1,360,644
1998        1.00        0.05            (0.05)         1.00        5.26          696,893
CLASS B
2002**     $1.00       $0.00*+         $(0.00)*       $1.00        0.26%        $  1,716
2002        1.00        0.02+           (0.02)         1.00        1.44            1,332
2001        1.00        0.05            (0.05)         1.00        4.96              970
2000        1.00        0.04            (0.04)         1.00        4.50              249
1999        1.00        0.04            (0.04)         1.00        4.21               27
19981       1.00        0.02            (0.02)         1.00        1.91                5
CLASS C
2002**     $1.00       $0.00*+         $(0.00)*       $1.00        0.26%        $    536
2002        1.00        0.02+           (0.02)         1.00        1.45              218
20012       1.00        0.02            (0.02)         1.00        2.43               39
CLASS H
2002**     $1.00       $0.00*+         $(0.00)*       $1.00        0.26%        $    132
20023       1.00        0.00*+          (0.00)*        1.00        0.05               90


                                        RATIO           RATIO OF
                        RATIO OF     OF EXPENSES     NET INVESTMENT
          RATIO OF   NET INVESTMENT   TO AVERAGE         INCOME
        EXPENSES TO      INCOME       NET ASSETS       TO AVERAGE
          AVERAGE      TO AVERAGE    (BEFORE FEE       NET ASSETS
        NET ASSETS     NET ASSETS      WAIVERS)   (BEFORE FEE WAIVERS)

-----------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS I
2002**     0.40%          1.42%         0.50%              1.32%
2002       0.39           2.31          0.49               2.21
2001       0.37           5.62          0.52               5.47
2000       0.39           5.14          0.55               4.98
1999       0.42           4.76          0.52               4.66
1998       0.40           5.17          0.50               5.07
CLASS A
2002**     0.65%          1.17%         0.75%              1.07%
2002       0.64           2.06          0.74               1.96
2001       0.57           5.42          0.72               5.27
2000       0.54           4.99          0.70               4.83
1999       0.57           4.61          0.67               4.51
1998       0.52           5.05          0.62               4.95

-----------------------------------------------------------------------
 MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS I
2002**     0.39%          1.43%         0.49%              1.33%
2002       0.40           2.33          0.50               2.23
2001       0.38           5.78          0.53               5.63
2000       0.40           5.29          0.56               5.13
1999       0.42           4.82          0.52               4.72
1998       0.38           5.27          0.48               5.17
CLASS A
2002**     0.64%          1.18%         0.74%              1.08%
2002       0.65           2.08          0.75               1.98
2001       0.58           5.58          0.73               5.43
2000       0.55           5.14          0.71               4.98
1999       0.56           4.68          0.66               4.58
1998       0.51           5.14          0.61               5.08
CLASS B
2002**     1.30%          0.52%         1.45%              0.37%
2002       1.36           1.37          1.46               1.27
2001       1.33           4.83          1.43               4.73
2000       1.26           4.43          1.36               4.33
1999       1.27           3.97          1.37               3.87
19981      1.22           4.39          1.27               4.31
CLASS C
2002**     1.30%          0.52%         1.45%              0.37%
2002       1.36           1.37          1.46               1.27
20012      1.33           4.62          1.43               4.52
CLASS H
2002**     1.30%          0.52%         1.45%              0.37%
20023      1.38           0.59          1.48               0.49


 * AMOUNT REPRESENTS LESS THAN 0.01 PER SHARE.
** FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS, EXCLUDING TOTAL
   RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
 + PER SHARE  AMOUNTS  CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(1)MONEY MARKET FUND CLASS B COMMENCED OPERATIONS ON JANUARY 5, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2)MONEY MARKET FUND CLASS C COMMENCED OPERATIONS ON NOVEMBER 15, 2000. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3)MONEY MARKET FUND CLASS H COMMENCED OPERATIONS ON APRIL 11, 2002. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                            NOVEMBER 30, 2002  5

FINANCIAL HIGHLIGHTS
ARMADA MONEY MARKET FUNDS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31,




         NET ASSET                                  NET ASSET
          VALUE,                    DIVIDENDS FROM   VALUE,                   NET ASSETS
         BEGINNING  NET INVESTMENT  NET INVESTMENT     END                   END OF PERIOD
         OF PERIOD      INCOME          INCOME      OF PERIOD  TOTAL RETURN      (000)

--------------------------------------------------------------------------------------------
 OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS I
2002**     $1.00       $0.01+          $(0.01)        $1.00        0.61%        $224,363
2002        1.00        0.02+           (0.02)         1.00        1.77          185,180
2001        1.00        0.04            (0.04)         1.00        3.71          176,937
2000        1.00        0.03            (0.03)         1.00        3.28          129,475
19991       1.00        0.02            (0.02)         1.00        2.01           99,342
CLASS A
2002**     $1.00       $0.00*+         $(0.00)*       $1.00        0.48%        $ 52,130
2002        1.00        0.02+           (0.02)         1.00        1.55           57,544
2001        1.00        0.03            (0.03)         1.00        3.55           48,771
2000        1.00        0.03            (0.03)         1.00        3.13           29,458
19992       1.00        0.02            (0.02)         1.00        1.50           11,019

--------------------------------------------------------------------------------------------
 PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS I
2002**     $1.00       $0.01+          $(0.01)        $1.00        0.61%        $145,294
2002        1.00        0.02+           (0.02)         1.00        1.76          112,169
2001        1.00        0.04            (0.04)         1.00        3.65           99,711
2000        1.00        0.03            (0.03)         1.00        3.31           94,299
1999        1.00        0.03            (0.03)         1.00        2.92           77,214
1998        1.00        0.03            (0.03)         1.00        3.41           73,264
CLASS A
2002**     $1.00       $0.00*+         $(0.00)*       $1.00        0.49%        $ 80,417
2002        1.00        0.02+           (0.02)         1.00        1.54           61,754
2001        1.00        0.03            (0.03)         1.00        3.49           63,372
2000        1.00        0.03            (0.03)         1.00        3.15           57,941
1999        1.00        0.03            (0.03)         1.00        2.76           53,822
1998        1.00        0.03            (0.03)         1.00        3.29           33,375

--------------------------------------------------------------------------------------------
 TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS I
2002**     $1.00       $0.01+     $(0.01)     $1.00        0.60%    $584,679       0.30%
2002        1.00        0.02+      (0.02)      1.00        1.74      539,093       0.30
2001        1.00        0.04       (0.04)      1.00        3.67      565,973       0.28
2000        1.00        0.03       (0.03)      1.00        3.30      327,185       0.32
1999        1.00        0.03       (0.03)      1.00        3.00      434,178       0.30
1998        1.00        0.03       (0.03)      1.00        3.40      418,953       0.30
CLASS A
2002**     $1.00       $0.00*+    $(0.00)*    $1.00        0.47%    $276,105       0.55%
2002        1.00        0.02+      (0.02)      1.00        1.52      289,510       0.52
2001        1.00        0.03       (0.03)      1.00        3.52      252,955       0.43
2000        1.00        0.03       (0.03)      1.00        3.14      219,568       0.47
1999        1.00        0.03       (0.03)      1.00        2.85      190,469       0.44
1998        1.00        0.03       (0.03)      1.00        3.27      132,548       0.42


                                        RATIO           RATIO OF
                        RATIO OF     OF EXPENSES     NET INVESTMENT
          RATIO OF   NET INVESTMENT   TO AVERAGE         INCOME
        EXPENSES TO      INCOME       NET ASSETS       TO AVERAGE
          AVERAGE      TO AVERAGE    (BEFORE FEE       NET ASSETS
        NET ASSETS     NET ASSETS      WAIVERS)   (BEFORE FEE WAIVERS)

-----------------------------------------------------------------------
 OHIO MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS I
2002**     0.31%          1.21%         0.51%              1.01%
2002       0.31           1.72          0.51               1.52
2001       0.33           3.62          0.58               3.37
2000       0.35           3.26          0.61               3.00
19991      0.35           2.77          0.55               2.57
CLASS A
2002**     0.56%          0.96%         0.76%              0.76%
2002       0.53           1.50          0.73               1.30
2001       0.48           3.47          0.73               3.22
2000       0.50           3.11          0.76               2.85
19992      0.50           2.62          0.70               2.42

-----------------------------------------------------------------------
 PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS I
2002**     0.29%          1.21%         0.54%              0.96%
2002       0.34           1.69          0.59               1.44
2001       0.35           3.61          0.65               3.31
2000       0.33           3.26          0.64               2.95
1999       0.34           2.82          0.59               2.57
1998       0.34           3.35          0.58               3.11
CLASS A
2002**     0.54%          0.96%         0.79%              0.71%
2002       0.56           1.47          0.81               1.22
2001       0.50           3.46          0.80               3.16
2000       0.48           3.11          0.79               2.80
1999       0.49           2.67          0.74               2.42
1998       0.46           3.23          0.71               2.98

-----------------------------------------------------------------------
 TAX EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS I
2002**     0.30%          1.18%         0.50%              0.98%
2002       0.30           1.70          0.50               1.50
2001       0.28           3.61          0.53               3.36
2000       0.32           3.24          0.58               2.98
1999       0.30           2.92          0.50               2.72
1998       0.30           3.32          0.50               3.12
CLASS A
2002**     0.55%          0.93%         0.75%              0.73%
2002       0.52           1.48          0.72               1.28
2001       0.43           3.46          0.68               3.21
2000       0.47           3.09          0.73               2.83
1999       0.44           2.78          0.64               2.58
1998       0.42           3.20          0.62               3.00

 * AMOUNT REPRESENTS LESS THAN 0.01 PER SHARE.
** FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS, EXCLUDING TOTAL
   RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
 + PER SHARE  AMOUNTS  CALCULATED USING AVERAGE SHARES  OUTSTANDING  METHOD.
(1)OHIO MUNICIPAL MONEY MARKET FUND CLASS I COMMENCED OPERATIONS ON SEPTEMBER 15, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2)OHIO MUNICIPAL MONEY MARKET FUND CLASS A COMMENCED OPERATIONS ON NOVEMBER 2, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

6  NOVEMBER 30, 2002

                                                            FINANCIAL HIGHLIGHTS
                                                       ARMADA MONEY MARKET FUNDS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED



         NET ASSET                                  NET ASSET
          VALUE,                    DIVIDENDS FROM   VALUE,                   NET ASSETS
         BEGINNING  NET INVESTMENT  NET INVESTMENT     END                   END OF PERIOD
         OF PERIOD      INCOME          INCOME      OF PERIOD  TOTAL RETURN      (000)

--------------------------------------------------------------------------------------------
 TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS I
2002*      $1.00       $0.01+          $(0.01)        $1.00        0.65%        $536,362
2002        1.00        0.02+           (0.02)         1.00        2.23          468,283
2001        1.00        0.05            (0.05)         1.00        5.39          365,605
2000        1.00        0.05            (0.05)         1.00        4.75          409,169
1999        1.00        0.04            (0.04)         1.00        4.39          346,092
1998        1.00        0.05            (0.05)         1.00        4.95          359,605
CLASS A
2002*      $1.00       $0.01+          $(0.01)        $1.00        0.53%        $ 14,902
2002        1.00        0.02+           (0.02)         1.00        1.98           17,270
2001        1.00        0.05            (0.05)         1.00        5.17           62,598
2000        1.00        0.04            (0.04)         1.00        4.59           79,713
1999        1.00        0.04            (0.04)         1.00        4.23           83,020
1998        1.00        0.05            (0.05)         1.00        4.82            7,222

--------------------------------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------
CLASS I
2002*      $1.00       $0.01+          $(0.01)        $1.00        0.63%        $196,345
2002        1.00        0.02+           (0.02)         1.00        2.19          186,114
2001        1.00        0.05            (0.05)         1.00        5.62          231,317
2000        1.00        0.05            (0.05)         1.00        4.90          227,447
1999        1.00        0.05            (0.05)         1.00        4.61          269,534
19981       1.00        0.05            (0.05)         1.00        4.70          321,584
19972       1.00        0.05            (0.05)         1.00        4.93          324,377
CLASS A
2002*      $1.00       $0.01+          $(0.01)        $1.00        0.50%        $    128
2002        1.00        0.02+           (0.02)         1.00        1.94            1,751
2001        1.00        0.05            (0.05)         1.00        5.39              135
2000        1.00        0.05            (0.05)         1.00        4.80            1,835
1999        1.00        0.04            (0.04)         1.00        4.51            9,161
19981       1.00        0.05            (0.05)         1.00        4.61          240,208
19972       1.00        0.05            (0.05)         1.00        4.82          176,006


                                        RATIO           RATIO OF
                        RATIO OF     OF EXPENSES     NET INVESTMENT
          RATIO OF   NET INVESTMENT   TO AVERAGE         INCOME
        EXPENSES TO      INCOME       NET ASSETS       TO AVERAGE
          AVERAGE      TO AVERAGE    (BEFORE FEE       NET ASSETS
        NET ASSETS     NET ASSETS      WAIVERS)   (BEFORE FEE WAIVERS)

-----------------------------------------------------------------------
 TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS I
2002*      0.40%          1.28%         0.45%              1.23%
2002       0.40           2.12          0.45               2.07
2001       0.43           5.24          0.53               5.14
2000       0.42           4.65          0.53               4.54
1999       0.41           4.35          0.46               4.30
1998       0.39           4.84          0.44               4.79
CLASS A
2002*      0.65%          1.03%         0.70%              0.98%
2002       0.65           1.87          0.70               1.82
2001       0.63           5.04          0.73               4.94
2000       0.57           4.50          0.68               4.39
1999       0.55           4.21          0.60               4.16
1998       0.51           4.71          0.56               4.66

-----------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------
CLASS I
2002*      0.46%          1.24%         0.46%              1.24%
2002       0.48           2.23          0.48               2.23
2001       0.47           5.43          0.52               5.38
2000       0.56           4.77          0.60               4.73
1999       0.58           4.52          0.68               4.42
19981      0.57           5.00          0.67               4.90
19972      0.57           4.83          0.67               4.73
CLASS A
2002*      0.71%          0.99%         0.71%              0.99%
2002       0.73           1.98          0.73               1.98
2001       0.67           5.23          0.72               5.18
2000       0.66           4.67          0.85               4.48
1999       0.67           4.77          0.91               4.53
19981      0.67           4.90          0.92               4.65
19972      0.67           4.72          0.92               4.47

 * FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
 + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
(1)FOR THE ELEVEN MONTH PERIOD ENDED MAY 31, 1998. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2)FOR THE YEAR ENDED JUNE 30.
SEE NOTES TO FINANCIAL STATEMENTS.


                                                            NOVEMBER 30, 2002  7

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 60.1%
FEDERAL FARM CREDIT BANK -- 4.8%
   1.230%, 12/05/02+                                     $ 40,000    $   39,994
   1.311%, 08/05/03 (A)                                    20,000        19,996
   1.300%, 09/16/03 (A)                                    40,000        40,000
   1.259%, 11/12/03 (A)                                    40,000        40,000
                                                                     ----------
                                                                        139,990
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 19.0%
  Federal Home Loan Bank
   1.236%, 12/11/02+                                       50,000        49,983
   1.473%, 12/13/02+                                       50,000        49,976
   1.236%, 12/18/02+                                       70,000        69,959
   1.217%, 12/20/02+                                       22,350        22,336
   2.250%, 02/07/03                                        20,000        20,000
   1.260%, 03/12/03 (A)                                    55,000        55,003
   1.641%, 03/27/03 (A)                                    20,000        20,000
   1.288%, 05/15/03                                        35,000        34,795
   2.000%, 08/06/03                                        10,000        10,000
   1.900%, 09/16/03                                        21,500        21,500
   1.970%, 10/08/03                                        25,000        25,000
   2.060%, 10/10/03                                        25,000        25,000
   1.850%, 10/30/03                                        20,000        20,000
   1.700%, 12/08/03                                        40,000        40,004
   1.550%, 12/10/03                                        25,000        25,000
   1.530%, 12/16/03                                        30,000        30,000
  Federal Home Loan Bank (MTN)
   2.100%, 09/26/03                                        15,000        15,000
   1.600%, 12/22/03                                        20,000        20,000
                                                                     ----------
                                                                        553,556
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.0%
  Federal Home Loan Mortgage Corporation
   1.450%, 12/03/02+                                       30,000        29,998
   1.725%, 12/04/02+                                       20,000        19,997
   1.236%, 12/17/02+                                       70,000        69,962
   1.240%, 12/19/02+                                       18,913        18,901
   1.256%, 12/24/02+                                       30,000        29,976
   1.257%, 12/26/02+                                       35,000        34,969
   1.550%, 12/27/02+                                       55,000        54,939
   1.227%, 12/31/02+                                       30,000        29,969
   1.240%, 01/14/03+                                       35,000        34,947
   1.254%, 02/20/03+                                       35,000        34,901
  Federal Home Loan Mortgage Corporation
   (MTN)
   2.450%, 01/16/03                                        20,000        20,000
   2.070%, 10/10/03                                        20,000        20,000
   1.935%, 11/04/03                                        25,000        25,000
   1.750%, 12/08/03                                        15,000        15,000
                                                                     ----------
                                                                        438,559
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.4%
   1.703%, 12/04/02+                                     $ 30,000    $   29,996
   1.570%, 12/05/02 (A)                                    70,500        70,500
   1.246%, 12/10/02+                                       57,271        57,253
   1.816%, 12/11/02+                                       25,000        24,988
   1.250%, 12/13/02+                                       50,000        49,976
   1.250%, 12/20/02+                                       25,000        24,984
   1.740%, 12/24/02+                                       15,000        14,983
   1.240%, 12/27/02+                                       40,000        39,964
   1.242%, 01/08/03+                                       35,000        34,954
   1.240%, 01/14/03+                                       45,807        45,738
   1.260%, 02/12/03+                                       37,775        37,678
   1.228%, 02/19/03 (A)                                    20,000        20,000
                                                                     ----------
                                                                        451,014
--------------------------------------------------------------------------------
STUDENT LOAN MARKETING ASSOCIATION -- 5.9%
  Student Loan Marketing Association
   1.261%, 01/16/03 (A)                                    23,000        22,999
   1.261%, 02/20/03 (A)                                    25,000        25,000
   1.261%, 03/20/03 (A)                                    30,000        30,000
  Student Loan Marketing Association (MTN)
   1.681%, 06/25/03 (A)                                    40,000        40,000
   2.020%, 11/17/03                                        14,250        14,250
   2.050%, 11/21/03                                        20,000        20,000
   1.600%, 12/22/03                                        20,000        20,000
                                                                     ----------
                                                                        172,249
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $1,755,368)            1,755,368
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 38.0%
  Credit Suisse First Boston
    1.33% (dated 11/29/02, matures
    12/02/02, repurchase price
    $140,015,517, collateralized by
    various government obligations:                       140,000       140,000
  Greenwich Capital
    1.35% (dated 11/29/02, matures
    12/02/02, repurchase price
    $140,015,750, collateralized by
    various government obligations:
    total market value $142,801,114)                      140,000       140,000
  JPMorgan Chase
    1.35% (dated 11/29/02, matures
    12/02/02, repurchase price
    $346,103,932, collateralized by
    various government obligations:
    total market value $352,988,712)                      346,065       346,065


8  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                   NUMBER OF SHARES/   VALUE
                                                       PAR (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Morgan Stanley
    1.33% (dated 11/29/02, matures
    12/02/02, repurchase price
    $345,038,237, collateralized by
    various government obligations:
    total market value $351,900,001)                     $345,000    $  345,000
  Salomon Smith Barney
    1.34% (dated 11/29/02, matures
    12/02/02, repurchase price
    $140,015,633, collateralized by
    various government obligations:
    total market value $142,800,710)                      140,000       140,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $1,111,065)                         1,111,065
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 1.3%
  Goldman Sachs Financial Square
   Government Money Market Fund                        36,924,510        36,924
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $36,924)                                   36,924
--------------------------------------------------------------------------------

Total Investments -- 99.4% (Cost $ 2,903,357)                         2,903,357
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.6%
  Investment Advisory Fees Payable                                         (566)
  12b-1 Fees Payable
    Class I                                                                (361)
    Class A                                                                (158)
  Administrative Fees Payable                                              (158)
  Custody Fees Payable                                                      (22)
  Other Assets & Liabilities                                             19,960
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net                                    18,695
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                           2,922,073
Undistributed net investment income                                           3
Accumulated net realized loss on investments                                (24)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                           $2,922,052
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 2,198,503,074
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on 723,548,105
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
+ EFFECTIVE YIELD
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

                                                             NOVEMBER 30, 2002 9

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- 56.0%
AGRICULTURE -- 1.7%
  Canadian Wheat
   1.680%, 01/27/03                                      $ 10,000    $    9,973
  Cargill Global
   1.350%, 12/02/02                                        20,222        20,221
   1.680%, 01/08/03                                        35,000        34,938
   1.303%, 01/22/03                                        32,830        32,767
                                                                     ----------
                                                                         97,899
--------------------------------------------------------------------------------
AUTOMOTIVE -- 2.3%
  FCAR Owners Trust
   1.830%, 12/11/02                                        35,000        34,982
  New Center Asset Trust
   1.780%, 01/15/03                                        35,000        34,922
  Paccar Finance
   1.520%, 04/21/03                                        17,845        17,739
  Volkswagen of America, Inc.
   1.290%, 12/16/02                                        43,000        42,977
                                                                     ----------
                                                                        130,620
--------------------------------------------------------------------------------
BANKS -- 5.6%
  Danske Corp., Inc.
   1.300%, 12/12/02                                        20,000        19,992
   1.740%, 12/18/02                                        35,000        34,971
   1.750%, 12/23/02                                        30,000        29,968
   1.510%, 03/19/03                                        30,000        29,864
  Lloyds TSB Bank Plc
   1.830%, 12/27/02                                        35,000        34,954
  Societe Generale North America, Inc.
   1.600%, 02/03/03                                        30,000        29,915
   1.325%, 02/21/03                                        35,000        34,895
  Svenska Handelsbanken AB
   1.750%, 12/16/02                                        30,000        29,978
   1.750%, 12/30/02                                        27,000        26,962
   1.320%, 01/09/03                                        35,000        34,950
   1.320%, 01/15/03                                        18,000        17,970
                                                                     ----------
                                                                        324,419
--------------------------------------------------------------------------------
CHEMICALS -- 1.4%
  Bayer Corp.
   1.690%, 12/11/02                                        80,000        79,964
--------------------------------------------------------------------------------
DRUGS -- 0.4%
  Pharmacia
   1.340%, 12/11/02                                        25,000        24,991
--------------------------------------------------------------------------------
FINANCIAL CONDUIT -- 27.9%
  Corporate Asset Funding Company
   1.520%, 12/10/02                                        35,000        34,987
   1.720%, 12/17/02                                        27,000        26,979
   1.700%, 01/08/03                                        35,000        34,950
   1.320%, 01/22/03                                        35,000        34,933
  CXC, LLC
   1.750%, 12/04/02                                        35,000        34,995
   1.770%, 12/11/02                                        30,000        29,985
   1.740%, 12/16/02                                        25,000        24,982
   1.760%, 12/17/02                                        30,000        29,977
   1.780%, 01/09/03                                        25,000        24,952

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL CONDUIT -- CONTINUED
  Delaware Funding
   1.330%, 12/23/02                                      $ 35,000    $   34,972
   1.350%, 01/15/03                                        35,166        35,107
   1.350%, 01/22/03                                        30,000        29,942
  Edison Asset Securitization, LLC
   1.370%, 12/02/02                                        25,000        24,999
   1.320%, 02/05/03                                        35,000        34,915
   1.340%, 03/19/03                                        33,645        33,510
  Fountain Square Commercial
   Funding Corp.
   1.760%, 12/02/02                                        50,000        49,998
   1.750%, 12/03/02                                        25,000        24,998
   1.770%, 12/16/02                                        27,000        26,980
   1.350%, 12/27/02                                        15,000        14,985
   1.320%, 01/10/03                                        35,000        34,949
   1.350%, 01/14/03                                        30,000        29,951
   1.350%, 01/24/03                                        35,000        34,929
  Galaxy Funding, Inc.
   1.730%, 12/04/02                                        20,000        19,997
   1.720%, 12/10/02                                        20,000        19,991
   1.750%, 01/13/03                                        35,000        34,926
   1.560%, 01/27/03                                        20,000        19,951
   1.570%, 02/06/03                                        30,000        29,912
   1.320%, 02/18/03                                        25,000        24,928
  Market Street Funding
   1.390%, 12/02/02                                        40,000        39,998
   1.400%, 12/06/02                                        28,851        28,845
   1.320%, 12/12/02                                        35,000        34,986
   1.360%, 01/08/03                                        35,000        34,950
   1.330%, 01/17/03                                        35,000        34,939
  Preferred Receivables Funding Corp.
   1.760%, 12/03/02                                        40,000        39,997
   1.320%, 12/17/02                                        40,000        39,977
   1.360%, 01/07/03                                        20,000        19,972
   1.320%, 01/08/03                                        30,000        29,958
   1.320%, 01/10/03                                        25,000        24,963
  Public Square Funding, LLC
   1.380%, 12/02/02                                        40,000        39,998
  Three Pillars Funding Corp.
   1.350%, 12/13/02                                        38,051        38,034
   1.330%, 12/18/02                                        63,407        63,361
   1.350%, 12/27/02                                        40,000        39,961
   1.350%, 12/31/02                                        25,000        24,972
  Three Rivers Funding Corp.
   1.600%, 12/03/02                                        10,014        10,013
   1.330%, 12/11/02                                        15,033        15,027
   1.320%, 12/16/02                                        13,015        13,008
   1.310%, 12/20/02                                        30,000        29,979
   1.320%, 01/09/03                                        30,000        29,957
   1.340%, 01/10/03                                        35,000        34,948
  Variable Funding Capital Corp.
   1.550%, 12/06/02                                        35,000        34,992
   1.700%, 01/06/03                                        45,000        44,924
   1.700%, 01/07/03                                        25,000        24,956
                                                                     ----------
                                                                       1,609,395
--------------------------------------------------------------------------------


10  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
FINANCIAL SERVICES -- 10.9%
  Dexia Delaware, LLC
   1.300%, 12/06/02                                      $ 35,000    $   34,994
   1.700%, 12/11/02                                        35,000        34,983
   1.300%, 12/19/02                                        30,000        29,980
  General Electric Capital Corp.
   1.381%, 01/22/03                                        20,000        20,002
  International Lease Finance
   1.800%, 02/10/03                                        25,000        24,911
  KFW International Finance, Inc.
   1.850%, 12/04/02                                        25,000        24,996
   1.850%, 12/18/02                                        18,500        18,484
   1.800%, 12/30/02                                        25,000        24,964
  Lehman Brothers Holdings (MTN)
   Series E
   1.620%, 04/28/03                                        10,000        10,008
  Merrill Lynch
   1.760%, 01/22/03                                        35,000        34,911
   1.640%, 02/19/03                                        15,275        15,219
  Morgan Stanley Dean Witter
   1.750%, 12/16/02                                        30,000        29,978
   1.770%, 01/22/03                                        50,000        49,872
  National Rural Utilities Cooperative
   Finance Corp.
   1.410%, 01/16/03                                        11,928        11,907
  Salomon Smith Barney Holdings, Inc.
   1.300%, 12/03/02                                        23,000        22,998
   1.280%, 12/04/02                                        35,000        34,996
   1.760%, 01/07/03                                        15,000        14,973
   1.310%, 01/15/03                                        25,000        24,959
  Transamerica Finance Corp.
   1.310%, 02/12/03                                        35,000        34,905
   1.750%, 03/19/03                                        20,000        19,895
  UBS Finance (Delaware), LLC
   1.300%, 12/02/02                                       110,000       109,996
                                                                     ----------
                                                                        627,931
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 0.7%
  Nestle Capital Corp.
   1.560%, 02/19/03                                        40,000        39,861
--------------------------------------------------------------------------------
INSURANCE -- 1.8%
  Aegon NV
   1.770%, 12/02/02                                        35,000        34,998
  ING America Insurance Holdings, Inc.
   1.740%, 12/04/02                                        35,000        34,995
   1.750%, 12/05/02                                        35,000        34,993
                                                                     ----------
                                                                        104,986
--------------------------------------------------------------------------------
METALS & MINING -- 2.6%
  Koch Industries
   1.270%, 12/02/02                                        45,000        44,998
   1.320%, 12/04/02                                        40,000        39,996
  Rio Tinto America Plc
   1.760%, 12/06/02                                        40,000        39,990
   1.320%, 01/17/03                                        25,063        25,020
                                                                     ----------
                                                                        150,004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER+ -- CONTINUED
PRINTING & PUBLISHING -- 0.7%
  Gannett, Inc.
   1.290%, 12/04/02                                      $ 40,000    $   39,996
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $3,230,066)                              3,230,066
--------------------------------------------------------------------------------
FLOATING RATE NOTES (A) -- 12.6%
AUTOMOTIVE -- 0.7%
  Paccar Finance (MTN) Series J
   1.940%, 10/20/03                                        20,000        20,022
   1.480%, 10/31/03                                        20,000        20,022
                                                                       --------
                                                                         40,044
--------------------------------------------------------------------------------
BANKS -- 2.2%
  Banc One, NA
   2.029%, 09/26/03                                        13,000        13,030
  Bank One National
   1.900%, 09/17/03                                        50,000        50,052
  Credit Suisse First Boston
   1.785%, 07/21/03                                        25,000        24,998
  Deutsche Bank
   1.440%, 08/03/03                                        30,000        30,000
  West Deutsche Landesbank
   1.308%, 09/22/03                                        10,000        10,000
                                                                     ----------
                                                                        128,080
--------------------------------------------------------------------------------
COMMERCIAL BANKS -- 2.1%
  American Express Centurion
   1.380%, 09/24/03                                        50,000        50,000
   1.380%, 10/10/03                                        20,000        20,000
  SunTrust Bank
   1.892%, 09/05/03                                        50,000        50,053
                                                                       --------
                                                                        120,053
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 7.2%
  Abbey National Bank
   1.306%, 09/18/03                                        40,000        39,992
  American Express Credit (MTN) Series B
   1.424%, 10/10/03                                        15,550        15,561
  American General Finance Corp.
   2.141%, 06/11/03                                        28,750        28,806
  Caterpillar Finance Services Corp. (MTN)
   Series F
   1.979%, 11/04/03                                        17,000        17,030
  FleetBoston Financial Corp. (MTN)
   2.001%, 03/27/03                                        15,125        15,133
  General Electric Capital Corp. (MTN)
   Series A
   1.380%, 05/28/03                                        35,000        35,005
  Goldman Sachs
   1.390%, 09/24/03                                        50,000        50,000
  Household Finance Corp. (MTN)
   2.866%, 09/12/03                                        16,150        16,157
  John Hancock Global Funding 144A
   1.870%, 01/06/03                                        44,200        44,207
  Merrill Lynch (MTN) Series B
   1.640%, 05/02/03                                        25,000        25,025


                                                           NOVEMBER 30, 2002  11

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
FLOATING RATE NOTES (A) -- CONTINUED
FINANCIAL SERVICES -- CONTINUED
  Morgan Stanley Dean Witter
   1.370%, 01/27/03                                      $ 30,000    $   30,000
   1.620%, 02/21/03                                        28,500        28,517
  Salomon Smith Barney Holdings, Inc.
   2.030%, 01/24/03                                        15,000        15,007
  Variable Funding Capital Corp.
   1.329%, 04/10/03                                        55,000        55,000
                                                                     ----------
                                                                        415,440
--------------------------------------------------------------------------------
PETROLEUM REFINING -- 0.4%
  BP Capital Markets
   1.435%, 09/11/03                                        25,000        25,010
--------------------------------------------------------------------------------

Total Floating Rate Notes (A) (Cost $728,627)                           728,627
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
  Federal Home Loan Bank (MTN)
   2.000%, 08/06/03                                        22,000        22,000
   2.100%, 09/26/03                                        30,000        30,000
   1.970%, 10/08/03                                        25,000        25,000
   2.060%, 10/10/03                                        30,000        30,000
   1.850%, 10/30/03                                        30,000        30,000
   1.800%, 11/05/03                                        30,000        30,000
   2.000%, 11/14/03                                        20,000        20,000
   1.700%, 12/08/03                                        35,000        35,000
   1.600%, 12/08/03                                        20,000        20,006
   1.550%, 12/10/03                                        35,000        35,000
   1.600%, 12/22/03                                        45,000        45,000
  Federal Home Loan Mortgage
   Corporation (MTN)
   2.450%, 01/16/03                                        35,000        35,000
   2.070%, 10/10/03                                        30,000        30,000
   2.065%, 10/17/03                                        35,000        35,000
   1.750%, 12/08/03                                        35,000        35,000
  Federal National Mortgage Association (A)
   1.288%, 02/19/03                                        30,000        30,001
  Student Loan Marketing Association (MTN)
   2.050%, 11/21/03                                        30,000        30,000
   1.600%, 12/22/03                                        10,000        10,000
--------------------------------------------------------------------------------

  Total U.S. Government Agency Obligations (Cost $527,007)              527,007
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 2.4%
  Canadian Imperial Bank of Commerce
   2.150%, 12/31/02                                        35,000        35,001
  Salomon Smith Barney Holdings, Inc.
   1.351%, 04/22/03                                        40,000        40,000
  Societe Generale
   2.080%, 12/20/02                                        35,000        35,001
   1.890%, 12/27/02                                        29,600        29,600
--------------------------------------------------------------------------------

Total Certificates of Deposit (Cost $139,602)                           139,602
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 0.6%
BANKS -- 0.3%
  KFW International Finance, Inc. (MTN)
   6.750%, 01/14/03                                      $ 15,000    $   15,076
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.3%
  Merrill Lynch (MTN) Series B
   5.640%, 01/27/03                                        20,000        20,100
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $35,176)                                     35,176
--------------------------------------------------------------------------------
MUNICIPAL BOND -- 0.4%
TEXAS -- 0.4%
  Texas State (TRAN)
   2.750%, 08/29/03                                        20,500        20,673
--------------------------------------------------------------------------------

Total Municipal Bond (Cost $20,673)                                      20,673
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 18.2%
  Credit Suisse First Boston
    1.33% (dated 11/29/02, matures
    12/02/02, repurchase price
    $215,023,829, collateralized by
    various government obligations:
    total market value $219,300,759)                      215,000       215,000
  Greenwich Capital
    1.35% (dated 11/29/02, matures
    12/02/02, repurchase price
    $260,029,250, collateralized by
    various government obligations:
    total market value $264,089,110)                      260,000       260,000
  JPMorgan Chase
    1.35% (dated 11/29/02, matures
    12/02/02, repurchase price
    $151,554,048, collateralized by
    various government obligations:
    total market value $154,569,869)                      151,537       151,537
  Morgan Stanley Dean Witter
    1.33% (dated 11/29/02, matures
    12/02/02, repurchase price
    $158,017,512, collateralized by
    various government obligations:
    total market value $161,160,000)                      158,000       158,000
  Salomon Smith Barney
    1.34% (dated 11/29/02, matures
    12/02/02, repurchase price
    $265,029,592, collateralized by
    various government obligations:
    total market value $271,031,299)                      265,000       265,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $1,049,537)                         1,049,537
--------------------------------------------------------------------------------


12  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                        NUMBER OF       VALUE
                                                         SHARES         (000)
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.1%
  Goldman Sachs Financial Square
   Prime Obligation Money
   Market Fund                                          3,536,241    $    3,536
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $3,536)                                     3,536
--------------------------------------------------------------------------------

Total Investments -- 99.5% (Cost $ 5,734,224)                         5,734,224
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.5%
  Investment Advisory Fees Payable                                       (1,163)
  12b-1 Fees Payable
    Class I                                                                (669)
    Class A                                                                (471)
  Administrative Fees Payable                                              (326)
  Custody Fees Payable                                                      (42)
  Other Assets & Liabilities                                             32,255
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net:                                   29,584
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                           5,771,708
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                             (7,899)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                           $5,763,808
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 4,463,487,585
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on 1,305,831,542
  outstanding shares of beneficial interest)                              $1.00
Net Asset Value and Offering Price Per Share -- Class B
  (based on 1,716,622 outstanding shares of beneficial interest)          $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  (based on 535,589 outstanding shares of beneficial interest)            $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class H
  (based on 131,484 outstanding shares of beneficial interest)            $1.00
--------------------------------------------------------------------------------
  + EFFECTIVE YIELD
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
SEE NOTES TO FINANCIAL STATEMENTS.


                                                           NOVEMBER 30, 2002  13

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%
OHIO -- 98.9%
  Allen County (BAN)
   1.780%, 09/10/03                                        $1,945        $1,948
  Allen County Health Care Facilities,
   Mennonite Memorial Home Project
   (RB) (A) (B) (C)
   1.200%, 02/01/18                                         3,145         3,145
  Beachwood School District (BAN)
   2.000%, 01/30/03                                         2,000         2,001
  Blue Ash, Firehouse Project (BAN)
   1.940%, 05/20/03                                         2,200         2,204
  Butler County (BAN)
   2.250%, 10/16/03                                         1,800         1,811
  Butler County (BAN) Series A
   1.750%, 10/16/03                                         1,250         1,250
  Butler County (BAN) Series B
   2.020%, 03/13/03                                         2,060         2,062
  Centerville Health Care Authority,
   Bethany Lutheran Village Project
   (RB) (A) (B) (C)
   1.270%, 05/01/08                                         5,000         5,000
  Chardon Village (BAN)
   1.750%, 02/20/03                                           900           900
  Cincinnati (BAN)
   2.500%, 11/12/03                                         2,000         2,016
  Cincinnati & Hamilton Counties
   Economic Development Authority,
   Kenwood Office Association Project
   (RB) (A) (B) (C)
   1.160%, 09/01/25                                         1,000         1,000
  Clark County (BAN) Series B
   2.390%, 04/02/03                                           880           881
  Columbus (GO) (A) (B) Series 1
   1.000%, 06/01/16                                           500           500
   1.000%, 12/01/17                                           560           560
  Columbus Sewer & Water Improvement
   Authority (RB) (A) (B)
   1.100%, 06/01/11                                         7,800         7,800
  Columbus Tax Increment Financing, Lyra
   Gemini Polaris Project (TAN) (A) (B) (C)
   1.220%, 08/01/11                                           900           900
  Coshocton County Hospital Facilities
   Authority, Memorial Hospital
   (RB) (A) (B) (C)
   1.200%, 03/01/19                                         1,300         1,300
  Cuyahoga County Civic Facility,
   Oriana Services (RB) (A) (B) (C)
   1.300%, 04/01/16                                         2,735         2,735
  Cuyahoga County Economic Development
   Authority, Cleveland Orchestra Project
   (RB) (A) (B) (C)
   1.300%, 04/01/28                                         5,090         5,090
  Cuyahoga County Economic Development
   Authority, Gilmore Academy Project
   (RB) (A) (B) (C)
   1.210%, 02/01/22                                         2,300         2,300

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Cuyahoga County Economic Development
   Authority, Positive Education Program
   (RB) (A) (B) (C)
   1.300%, 08/01/20                                        $2,880      $  2,880
  Cuyahoga County Health Care Facilities
   Authority, Applewood Centers Project
   (RB) (A) (B) (C)
   1.210%, 11/01/14                                         1,150         1,150
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (AMBAC) (A) (B) Series A
   1.200%, 01/01/16                                         3,685         3,685
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (AMBAC) (A) (B) Series B
   1.200%, 01/01/16                                           425           425
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation
   (RB) (A) (B) (C) Series A
   1.150%, 01/01/26                                         4,630         4,630
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   (RB) (AMBAC) (A) (B) Series D
   1.150%, 01/15/29                                         2,700         2,700
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   (RB) (AMBAC) (A) (B) Series E
   1.150%, 01/15/29                                         4,795         4,795
  Cuyahoga County Hospital Authority,
   University Hospital of Cleveland
   (RB) (A) (B) (C)
   0.990%, 01/01/16                                           500           500
  Dayton (BAN)
   2.000%, 05/29/03                                         1,150         1,154
  Dublin City School District, School
   Facilities Construction & Improvements
   (GO) Series B
   1.710%, 10/15/03                                         2,000         2,004
  Franklin County Hospital Authority,
   Holy Cross Health Systems (RB) (A) (B)
   1.200%, 06/01/16                                         5,545         5,545
  Franklin County Industrial Development
   Revenue, Bricker & Eckler (RB) (A) (B) (C)
   1.800%, 11/01/14                                         1,900         1,900
  Franklin County, Trinity Health Credit
   Group (RB) (A) (B) Series F
   1.200%, 12/01/30                                         3,350         3,350
  Gates Mills (BAN)
   2.200%, 06/19/03                                         2,000         2,003
  Geauga County Health Care Facilities,
   Montefiore Housing Corporation
   (RB) (A) (B) (C)
   1.300%, 01/26/26                                         2,000         2,000
  Hamilton County Economic Development
   Authority, Cincinnati-Hamilton
   (RB) (A) (B) (C)
   1.210%, 09/01/25                                           920           920

14  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Hamilton County Economic Development
   Authority, Taft Museum Project
   (RB) (A) (B) (C)
   1.210%, 05/01/27                                        $2,000      $  2,000
  Hancock County (BAN)
   2.380%, 11/20/03                                         1,061         1,068
  Harrison (BAN)
   2.180%, 12/19/02                                         1,000         1,000
  Independence Local School District
   (BAN)
   2.500%, 04/14/03                                         1,000         1,001
  Indian Hill (BAN)
   2.150%, 04/29/03                                         1,000         1,000
  Indian Hill Economic Development
   Authority, Cincinnati Country
   Day School (RB) (A) (B) (C)
   1.400%, 05/01/19                                         2,100         2,100
  Johnstown (BAN)
   1.880%, 08/28/03                                           875           877
  Jonathon Alder School District (BAN)
   2.125%, 12/03/02                                         1,500         1,500
  Lake County (BAN)
   2.500%, 04/18/03                                         1,800         1,801
   2.000%, 10/01/03                                         1,185         1,189
  Lakewood (BAN)
   2.500%, 05/16/03                                         1,300         1,303
   1.750%, 05/16/03                                         1,576         1,578
  Licking County Joint Vocational School,
   School Facilities Construction &
   Improvements (BAN)
   2.100%, 03/18/03                                         2,000         2,004
  Lima Hospital Authority, Memorial
   Hospital (RB) (A) (B) (C)
   1.300%, 12/01/10                                         1,510         1,510
  Lucas County Facilities Improvement
   Authority, Toledo Zoological Society
   (RB) (A) (B) (C)
   1.250%, 10/01/05                                           500           500
  Lucas County Health Care Facilities
   Authority, Sunset Retirement Community
   (RB) (A) (B) (C) Series B
   1.150%, 08/15/30                                         3,500         3,500
  Massillon City School District (BAN)
   2.100%, 03/18/03                                         2,000         2,004
  Mayfield Heights (BAN)
   2.000%, 02/06/03                                         3,000         3,002
  Miami County Hospital Facilities Authority,
   Upper Valley Medical Center
   (RB) (A) (B) (C) Series C
   1.210%, 08/01/10                                         2,535         2,535
  Middlefield (BAN)
   2.500%, 11/05/03                                         1,400         1,407
  Middletown (BAN)
   2.500%, 05/21/03                                         1,500         1,506
  Northwest Local School District (BAN)
   2.250%, 12/03/02                                         2,000         2,000

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Air Quality Development
   Authority, Cincinnati Gas & Electric
   (RB) (A) (B) (C)
   1.300%, 09/01/30                                        $2,000      $  2,000
  Ohio State Air Quality Development
   Authority, Cincinnati Gas & Electric
   (RB) (A) (B) (C) Series B
   1.250%, 09/01/30                                           700           700
  Ohio State Air Quality Development
   Authority, Ohio Edison (RB)
   (A) (B) (C) Series A
   1.150%, 02/01/14                                        12,550        12,550
  Ohio State Air Quality Development
   Authority, Timken Company
   (RB) (A) (B) (C)
   1.150%, 11/01/25                                           735           735
  Ohio State Air Quality Pollution Control
   Development Authority, Cleveland
   Electric (RB) (FGIC) (A) (B)
   1.400%, 12/10/02                                         3,000         3,000
  Ohio State Air Quality Pollution Control
   Development Authority, Cleveland
   Electric (RB) (FGIC) (A) (B) Series B
   1.400%, 12/09/02                                         4,000         4,000
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Air
   Project (RB) (A) (B)
   1.200%, 05/01/22                                         1,600         1,600
  Ohio State Air Quality Pollution Control
   Development Authority, Timken
   Company (RB) (A) (B) (C)
   1.200%, 07/01/03                                         2,000         2,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   (RB) (A) (B) (C) Series A
   1.300%, 04/01/24                                         4,800         4,800
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   (RB) (A) (B) (C) Series C
   1.300%, 06/01/23                                         4,030         4,030
  Ohio State Higher Educational Facilities
   Authority (GO) Series B
   2.000%, 11/01/03                                         1,300         1,304
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve University
   (RB) (A) (B) Series A
   1.300%, 10/01/31                                         1,600         1,600
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve University
   (TECP)
   1.450%, 12/17/02                                         2,000         2,000
   1.500%, 01/16/03                                         3,000         3,000
   1.750%, 01/21/03                                         3,000         3,000


                                                           NOVEMBER 30, 2002  15

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Ohio State Higher Educational Facilities
   Authority, Kenyon College (RB) (A) (B)
   Series K
   1.200%, 08/01/33                                        $1,100      $  1,100
  Ohio State Higher Educational Facilities
   Authority, Lake Erie College
   (RB) (A) (B) (C)
   1.300%, 12/01/16                                         3,980         3,980
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) (A) (B) (C) Series C
   1.300%, 09/01/25                                           900           900
  Ohio State Higher Educational Facilities
   Authority, Xavier University
   (RB) (A) (B) (C)
   1.350%, 05/01/15                                         6,200         6,200
  Ohio State Higher Educational Facilities
   Authority, Xavier University
   (RB) (A) (B) (C) Series B
   1.250%, 11/01/30                                        10,900        10,900
  Ohio State University (GO) Series D
   1.550%, 01/15/03                                         4,000         4,000
  Ohio State University General Receipts
   (BAN)
   2.100%, 01/24/03                                         2,500         2,501
  Ohio State University General Receipts
   (RB) (A) (B)
   1.190%, 12/01/21                                         2,000         2,000
  Ohio State University General Receipts
   (RB) (FSA) (A) (B)
   1.150%, 12/01/26                                         1,200         1,200
  Ohio State University General Receipts
   (TECP)
   1.300%, 12/11/02                                         6,000         6,000
   1.450%, 12/12/02                                         3,000         3,000
  Ohio State Water Development Authority
   (TECP)
   1.350%, 12/05/02                                         3,000         3,000
   1.400%, 12/10/02                                         2,400         2,400
   1.500%, 02/12/03                                         2,000         2,000
  Ohio State Water Development Authority,
   Timken Company (RB) (A) (B)
   1.150%, 11/01/25                                         2,000         2,000
  Ohio State Water Pollution Control
   Development Authority, Cleveland Electric
   Illuminating (RB) (A) (B) (C) Series B
   1.150%, 08/01/20                                         6,900         6,900
  Ohio State Water Pollution Control
   Development Authority, Toledo Edison
   Project (RB) (A) (B) (C)
   1.300%, 04/01/24                                         3,800         3,800
  Ottawa County (BAN)*
   1.740%, 06/03/03                                         1,500         1,503
  Ottawa & Glandorf Local School District
   (BAN)
   2.500%, 12/12/02                                         1,000         1,000

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Powell County (BAN)
   2.040%, 11/05/03                                        $2,000      $  2,006
  Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset
   Financing Program (RB) (AMBAC)
   (A) (B) Series G
   1.150%, 12/01/25                                         3,975         3,975
  Sharonville Industrial Development
   Authority, Edgecomb Metals Project
   (RB) (A) (B) (C)
   1.200%, 11/01/09                                         2,760         2,760
  Sidney City School District (BAN)
   2.030%, 07/17/03                                         1,999         2,003
  Summit County Civic Facilities Authority,
   Oriana Services Project (RB) (A) (B) (C)
   1.300%, 02/01/11                                         1,260         1,260
  Sylvania City School District (BAN)
   1.870%, 07/31/03                                         1,100         1,102
  University of Cincinnati (BAN) Series BB
   2.250%, 12/19/02                                         1,000         1,000
  University of Toledo General Receipts
   (RB) (FGIC) (A) (B)
   1.300%, 06/01/32                                         2,500         2,500
  Warren County Economic Development
   Authority, Ralph J Stolle Countryside
   Project (RB) (A) (B) (C)
   1.210%, 08/01/20                                         1,900         1,900
  Warren County Health Care Facilities
   Authority, Otterbein Homes Project
   (RB) (A) (B) (C) Series B
   1.400%, 07/01/23                                         3,628         3,628
  Warren County Industrial Development
   Authority, Cincinnati Electric
   Illuminating (RB) (A) (B) (C)
   1.500%, 09/01/15                                         4,870         4,870
  Warren County Industrial Development
   Authority, Liquid Container Project
   (RB) (A) (B) (C)
   1.300%, 03/01/15                                         1,670         1,670
  Washington County Hospital Authority,
   Marietta Area Health Facilities
   (RB) (A) (B) (C)
   1.210%, 12/01/26                                         2,375         2,375
   1.210%, 06/01/27                                         2,000         2,000
  Wood County (GO) (MBIA)
   3.000%, 12/01/03                                         1,075         1,092
  Wooster Industrial Development
   Authority, Allen Group Project
   (RB) (A) (B) (C)
   1.300%, 12/01/10                                         4,800         4,800
  Zanesville City School District (GO)
   Series A
   2.030%, 03/13/03                                         2,400         2,404
                                                                       --------
                                                                        273,477
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $273,477)                                   273,477
--------------------------------------------------------------------------------

16  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                         NUMBER         VALUE
                                                        OF SHARES       (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.7%
  Blackrock Ohio Municipal
   Money Market Portfolio                                 112,581      $    113
  Federated Ohio Municipal Cash Trust                     667,610           668
  Vanguard Ohio Tax-Exempt
   Money Market Fund                                    4,021,961         4,022
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $4,803)                                    4,803
--------------------------------------------------------------------------------

Total Investments -- 100.6% (Cost $278,280)                             278,280
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.6)%
  Investment Advisory Fees Payable                                          (34)
  12b-1 Fees Payable
    Class I                                                                 (32)
    Class A                                                                  (9)
  Administrative Fees Payable                                               (16)
  Custody Fees Payable                                                       (4)
  Other Assets & Liabilities                                             (1,692)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net                                    (1,787)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                             276,493
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $276,493
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 224,366,966
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on 52,126,708
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
VHA -- VETERANS HOSPITAL ADMINISTRATION
SEE NOTES TO FINANCIAL STATEMENTS.


                                                           NOVEMBER 30, 2002  17

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.8%
PENNSYLVANIA -- 99.8%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University (RB) (A) (B)
   1.200%, 12/01/33                                        $1,500      $  1,500
  Allegheny County Hospital Development
   Authority, Health Care Dialysis Clinic
   (RB) (A) (B) (C)
   1.150%, 12/01/19                                         3,480         3,480
  Allegheny County Industrial Development
   Authority, Carnegie Museums of
   Pittsburgh (RB) (A) (B) (C)
   1.300%, 08/01/32                                         2,000         2,000
  Beaver County Industrial Development
   Authority, Atlantic Richfield (RB) (A) (B)
   1.200%, 12/01/20                                         2,000         2,000
  Berks County (GO) (AMBAC) Series B
   5.400%, 11/15/03                                         3,195         3,315
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB) (A) (B) (C)
   1.400%, 12/01/30                                         1,940         1,940
  Bucks County Industrial Development
   Authority, Tru Realty Corporation
   (RB) (A) (B) (C)
   1.700%, 12/01/18                                         3,000         3,000
  Central Bucks County School District
   Authority (GO) (FGIC) (A) (B) Series A
   1.250%, 02/01/20                                         1,800         1,800
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   (RB) (A) (B) (C)
   1.200%, 07/01/31                                         8,700         8,700
  Colonial Penn School District
   (GO) (FSA) Series A*
   1.800%, 11/15/03                                           760           762
  Dallastown Area School District Authority
   (GO) (FGIC) (A) (B)
   1.250%, 05/01/20                                         1,935         1,935
  Dauphin County General Authority
   (RB) (AMBAC) (A) (B) Sub-Series ZZZ
   1.200%, 06/01/26                                         2,000         2,000
  Delaware County, PECO Energy (TECP)
   1.400%, 12/09/02                                         2,000         2,000
   1.450%, 12/12/02                                         2,000         2,000
   1.350%, 01/30/03                                         6,925         6,925
   1.500%, 03/26/03                                         1,235         1,235
  Delaware County Industrial Development
   Authority, BP Oil Project (RB)
   1.200%, 12/01/09                                         2,700         2,700
  Delaware County Industrial Development
   Authority, Scott Paper Project
   (RB) (A) (B) Series A
   1.200%, 12/01/18                                         2,200         2,200

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Delaware County Industrial Development
   Authority, Scott Paper Project
   (RB) (A) (B) Series B
   1.200%, 12/01/18                                        $2,600      $  2,600
  Delaware County Industrial Development
   Authority, Scott Paper Project
   (RB) (A) (B) Series D
   1.200%, 12/01/18                                         3,900         3,900
  Delaware County Industrial Development
   Authority, Sunoco Project (RB) (A) (B) (C)
   1.200%, 11/01/33                                         4,000         4,000
  Delaware County Regional Water Quality
   Control Authority (RB) (FGIC)
   4.250%, 05/01/03                                         1,930         1,953
  Delaware Valley Regional Industrial Finance
   Authority (RB) (A) (B) (C) Series D
   1.150%, 12/01/20                                         2,000         2,000
  Delaware Valley Regional Industrial Finance
   Authority, Local Government Project
   (RB) (A) (B) (C)
   1.150%, 08/01/16                                         2,700         2,700
  Emmaus General Authority (RB)
   (A) (B) (C) Sub-Series E-17
   1.200%, 03/01/24                                         3,600         3,600
  Emmaus General Authority (RB)
   (A) (B) (C) Sub-Series G-16
   1.200%, 03/01/24                                         2,910         2,910
  Emmaus General Authority (RB)
   (FSA) (A) (B)
   1.300%, 12/01/28                                         2,110         2,110
  Erie Higher Education Building Authority,
   Gannon University (TECP) (C) Series F
   1.700%, 01/15/03                                         1,800         1,800
  Erie Penn City School District (GO)
   (FSA) Series B
   4.500%, 09/01/03                                         1,650         1,688
  Geisinger Health System Authority,
   Geisinger Health System Foundation
   (RB) (A) (B)
   1.150%, 08/01/28                                         6,500         6,500
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) (A) (B) (C) Series A
   1.300%, 06/01/24                                           970           970
  Harrisburg Authority (RB) (A) (B) (C)
   Series 2001
   1.320%, 03/01/34                                         6,715         6,715
  Harrisburg Authority, Cumberland Valley School
   District (RB) (FSA) (A) (B) Sub-Series B
   1.320%, 03/01/34                                         4,000         4,000
  Harrisburg Authority, Haverford School District (RB)
   (FSA) (A) (B) Sub-Series A
   1.320%, 03/01/34                                         2,280         2,280
  Harrisburg Authority, West Brandywine (RB)
   (FSA) (A) (B) Sub-Series D
   1.320%, 03/01/34                                         3,000         3,000


18  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Haverford Township (RAN)*
   1.600%, 12/26/03                                        $2,500      $  2,500
  Lancaster Area Sewer Authority (RB) (MBIA)
   2.000%, 04/01/03                                           815           817
  Lancaster County Hospital Authority,
   Lancaster General Hospital Project
   (RB) (A) (B) (C)
   1.300%, 06/01/18                                         5,000         5,000
  Lancaster County Hospital Authority,
   Masonic Homes Project (RB)
   (AMBAC) (A) (B)
   1.300%, 05/01/32                                         2,000         2,000
  Lancaster Higher Education Authority,
   Franklin & Marshall College (RB) (A) (B)
   1.300%, 04/15/27                                         3,945         3,945
  Lebanon County Health Facilities, ECC
   Retirement Village Project (RB) (A) (B) (C)
   1.250%, 10/15/25                                         3,500         3,500
  Lehigh County General Purpose Authority,
   St. Lukes Hospital Project (RB) (A) (B) (C)
   1.250%, 07/01/31                                         4,100         4,100
  Manheim Township School District
   (GO) (FSA) (A) (B)
   1.200%, 06/01/16                                         2,000         2,000
  Montgomery County, PECO Energy (TECP)
   1.400%, 12/05/02                                         1,995         1,995
   1.400%, 12/10/02                                         3,000         3,000
   1.350%, 01/09/03                                         2,000         2,000
   1.400%, 01/22/03                                         2,000         2,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn Charter
   School (RB) (A) (B) (C)
   1.320%, 09/15/31                                         2,000         2,000
  Montgomery County Industrial Development
   Authority, Friends Central School Project
   (RB) (A) (B) (C)
   1.320%, 03/01/32                                         2,000         2,000
  New Garden General Municipal Authority,
   Municipal Pooled Financing Program Project
   (RB) (AMBAC) (A) (B) Series I
   1.200%, 11/01/29                                         2,400         2,400
  Norristown (TRAN) Series A
   3.000%, 12/30/02                                         2,000         2,001
  Northampton County Higher Education
   Authority, Lafayette College Project
   (RB) (A) (B) (C) Series B
   1.200%, 11/01/28                                         2,000         2,000
  Pennsylvania State (GO) First Series
   5.000%, 01/15/03                                         1,000         1,004
  Pennsylvania State (GO) Second Series
   5.000%, 10/15/03                                         1,990         2,053
  Pennsylvania State (GO) (MBIA) First Series
   5.250%, 01/15/03                                         1,750         1,758
   5.000%, 06/01/03                                         2,060         2,097

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (RB) (A) (B) (C) Series E1
   1.400%, 11/01/19                                        $2,000      $  2,000
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (RB) (A) (B) (C) Series F1
   1.200%, 05/01/20                                         3,700         3,700
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (RB) (A) (B) (C) Series J3
   3.000%, 05/01/03                                         2,000         2,010
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (TECP) (C) Series D2
   2.050%, 05/01/03                                         1,000         1,000
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University (RB) (A) (B) Series A
   1.200%, 11/01/25                                         1,500         1,500
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University (RB) (A) (B)  Series D
   1.200%, 11/01/30                                         3,000         3,000
  Pennsylvania State Higher Education
   Facilities Authority, Council of
   Independent Colleges (TECP) (C)
   Series A8
   2.200%, 04/01/03                                         2,000         2,000
  Pennsylvania State Higher Education
   Facilities Authority, University of
   Sciences (RB) (A) (B) (C)
   1.270%, 05/01/32                                         5,000         5,000
  Pennsylvania State Infrastructure (RB)
   5.450%, 09/01/03                                         1,000         1,030
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax,
   City of Philadelphia Funding
   Program (FGIC)
   5.000%, 06/15/03                                         1,100         1,121
  Pennsylvania State Public School
   Building Authority, Parkland School
   District (RB) (FGIC) (A) (B) Series D
   1.250%, 03/01/19                                         1,435         1,435
  Pennsylvania State Turnpike Commission
   (RB) (A) (B) Series A-3
   1.150%, 12/01/30                                         4,900         4,900
  Pennsylvania State Turnpike Commission
   (RB) (A) (B) Series B
   1.200%, 12/01/12                                         1,800         1,800
   1.200%, 06/01/28                                         1,800         1,800


                                                           NOVEMBER 30, 2002  19

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State Turnpike Commission
   (RB) (A) (B) Series Q
   1.200%, 06/01/27                                        $6,500      $  6,500
  Pennsylvania State Turnpike Commission
   (RB) (AMBAC)
   4.500%, 07/15/03                                         2,000         2,038
  Pennsylvania State University
   (RB) (A) (B) Series A
   1.170%, 03/01/32                                         6,000         6,000
  Philadelphia Hospitals & Higher Education
   Facilities Authority, Children's Hospital
   Project (RB) (A) (B) Series B
   1.200%, 07/01/25                                         2,500         2,500
  Philadelphia Hospitals & Higher Education
   Facilities Authority, Children's Hospital
   Project (RB) (MBIA) (A) (B)
   1.200%, 07/01/31                                         2,850         2,850
  Philadelphia Hospitals & Higher Education
   Facilities Authority, Children's Hospital
   Project (RB) (MBIA) (A) (B) Series C
   1.200%, 07/01/31                                         1,000         1,000
  Philadelphia Industrial Development
   Authority, Chemical Heritage Foundation
   (RB) (A) (B) (C)
   1.300%, 07/01/27                                           930           930
  Philadelphia Industrial Development
   Authority, Fox Chase Cancer Center
   (RB) (A) (B) (C)
   1.250%, 07/01/10                                         1,000         1,000
  Philadelphia Industrial Development
   Authority, School for the Deaf
   (RB) (A) (B) (C)
   1.250%, 11/01/32                                         2,000         2,000
  Philadelphia School District (GO) (AMBAC)
   5.000%, 04/01/03                                         1,000         1,012
  Philadelphia Water & Waste (RB) (AMBAC)
   Series A
   5.000%, 08/01/03                                         1,000         1,023
  Sayre Health Care Facilities Authority,
   Capital Financing Program (RB)
   (AMBAC) (A) (B) Series I
   1.200%, 12/01/20                                         2,750         2,750
  Scranton-Lackawanna Health & Welfare
   Authority, University of Scranton Project
   (RB) (A) (B)
   6.150%, 03/01/03                                         2,335         2,360
  Scranton-Lackawanna Health & Welfare
   Authority, University of Scranton Project
   (RB) (A) (B) (C)
   1.800%, 05/01/03                                         1,505         1,505
  University of Pittsburgh, University Capital
   Project (RB) (A) (B) Series A
   1.250%, 09/15/29                                         1,400         1,400
  University of Pittsburgh, University Capital
   Project (RB) (A) (B) Series B
   1.250%, 09/15/26                                         2,000         2,000

--------------------------------------------------------------------------------
                                                    NUMBER OF SHARES/   VALUE
                                                        PAR (000)       (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Washington County Leasing Authority, Higher
   Education Pooled Equipment Leasing
   Project (RB) (A) (B) (C)
   1.300%, 11/01/05                                        $1,230      $  1,230
  West Mifflin Area School District (GO)
   2.500%, 06/30/03                                         1,000         1,004
  William Penn School District (GO)
   2.500%, 06/30/03                                         1,500         1,506
                                                                       --------
                                                                        225,292
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $225,292)                                   225,292
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.4%
  Blackrock Pennsylvania Municipal
   Money Market Portfolio                                 316,941           317
  Federated Pennsylvania Cash Trust                     1,300,085         1,300
  Vanguard Pennsylvania Tax-Exempt
   Money Market Fund                                    1,472,669         1,473
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,090)                                    3,090
--------------------------------------------------------------------------------

Total Investments -- 101.2% (Cost $ 228,382)                            228,382
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.2)%
  Investment Advisory Fees Payable                                          (25)
  12b-1 Fees Payable
    Class I                                                                 (57)
    Class A                                                                 (11)
  Administrative Fees Payable                                               (12)
  Custody Fees Payable                                                       (4)
  Other Assets & Liabilities                                             (2,562)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net                                    (2,671)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                             225,764
Accumulated net realized loss on investments                                (53)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $225,711
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 145,322,364
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on 80,441,581
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

20  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.4%
ALABAMA -- 1.3%
  City of Montgomery, General
   Electric Company (TECP)
   1.450%, 12/06/02                                       $11,200      $ 11,200
--------------------------------------------------------------------------------
ARIZONA -- 0.6%
  Salt River Agricultural Improvement
   & Power District (TECP)
   1.400%, 12/10/02                                         5,000         5,000
--------------------------------------------------------------------------------
COLORADO -- 1.2%
  Colorado Educational & Cultural
   Facilities, University of Denver Project
   (RB) (MBIA) (A) (B) Series B
   1.050%, 03/01/31                                         1,900         1,900
  Westminster Industrial Development
   Authority, Ball Corporation Project
   (RB) (A) (B) (C)
   1.200%, 06/01/05                                         8,000         8,000
                                                                       --------
                                                                          9,900
--------------------------------------------------------------------------------
DELAWARE -- 0.6%
  Delaware Economic Development
   Authority, Andrews School Project
   (RB) (A) (B)
   1.150%, 09/01/32                                         5,000         5,000
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.5%
  District of Columbia, Field School Project
   (RB) (A) (B) (C) Series B
   1.350%, 07/01/26                                         4,000         4,000
--------------------------------------------------------------------------------
FLORIDA -- 2.3%
  Gainesville Utilities System (TECP)
   1.500%, 12/05/02                                         6,323         6,323
   1.400%, 02/12/03                                         3,706         3,706
  Indian River County, St. Edwards School
   Project (RB) (A) (B) (C)
   1.270%, 07/01/27                                         2,805         2,805
  Palm Beach County School District
   (GO) (MBIA)
   5.000%, 08/01/03                                         7,000         7,156
                                                                       --------
                                                                         19,990
--------------------------------------------------------------------------------
GEORGIA -- 3.4%
  Atlanta (TRAN) Series A
   1.650%, 12/31/02                                         4,000         4,000
  Burke County, Oglethorpe Power Vogtle
   Project (RB) (AMBAC) (A) (B)
   1.250%, 01/01/22                                         3,000         3,000
  Burke County, Oglethorpe Power Vogtle
   Project (TECP)
   1.300%, 12/10/02                                         2,000         2,000
   1.350%, 12/11/02                                         5,000         5,000
  Cobb County Industrial Development
   Authority, Kennesaw State University
   Project (RB) (A) (B) (C) Series B
   1.300%, 08/01/26                                         4,255         4,255

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
GEORGIA -- CONTINUED
  Cobb County Industrial Development
   Authority, Whitefield Academy Project
   (RB) (A) (B) (C)
   1.150%, 07/01/25                                       $ 6,000      $  6,000
  Gainesville Redevelopment Authority,
   Riverside Military Project (RB) (A) (B) (C)
   1.150%, 12/01/25                                         5,000         5,000
                                                                       --------
                                                                         29,255
--------------------------------------------------------------------------------
ILLINOIS -- 10.9%
  Illinois State (RAN)
   2.250%, 01/15/03                                         5,000         5,006
   2.500%, 05/15/03                                         5,000         5,024
  Illinois State Development Finance
   Authority, Jewish Federation Project
   (RB) (AMBAC) (A) (B)
   1.200%, 09/01/24                                         1,545         1,545
  Illinois State Development Finance
   Authority, Loyola Academy (RB)
   (A) (B) (C) Series A
   1.200%, 10/01/27                                         5,000         5,000
  Illinois State Educational Facilities
   Authority, Cultural Pooled Financing
   Program, Art Institute of Chicago
   (RB) (A) (B) (C)
   1.150%, 07/01/29                                         7,400         7,400
  Illinois State Educational Facilities
   Authority, Institute of Technology
   (RB) (A) (B) (C)
   1.200%, 12/01/30                                         4,000         4,000
  Illinois State Educational Facilities
   Authority, Lake Forest Open Lands
   Project (RB) (A) (B) (C)
   1.150%, 08/01/33                                        10,000        10,000
  Illinois State Educational Facilities
   Authority, Museum of Natural History
   (RB) (A) (B) (C)
   1.200%, 11/01/34                                        12,000        12,000
  Illinois State Educational Facilities
   Authority, National Louis University
   (RB) (A) (B) (C) Series B
   1.200%, 06/01/29                                         2,900         2,900
  Illinois State Educational Facilities
   Authority, Northwestern University
   (RB) (A) (B)
   1.200%, 03/01/28                                         8,636         8,636
  Illinois State Educational Facilities
   Authority, Xavier University
   (RB) (A) (B) (C)
   1.200%, 03/01/27                                         3,000         3,000
  Illinois State Educational Facilities
   Authority, Xavier University
   (RB) (A) (B) (C) Series A
   1.200%, 10/01/32                                         2,000         2,000


                                                           NOVEMBER 30, 2002  21

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
ILLINOIS -- CONTINUED
  Illinois State Health Facilities Authority,
   Northwestern Memorial Hospital
   (RB) (A) (B)
   1.250%, 08/15/25                                       $ 2,500      $  2,500
  Illinois State Health Facilities Authority,
   Resurrection Health Systems
   (RB) (FSA) (A) (B) Series B
   1.200%, 05/15/29                                         3,700         3,700
  Illinois State Health Facilities Authority,
   Southern Illinois Health Care
   (RB) (A) (B) (C)
   1.200%, 03/01/31                                        11,400        11,400
  Naperville, Dupage Children's Museum
   (RB) (A) (B) (C)
   1.200%, 06/01/30                                        10,000        10,000
                                                                       --------
                                                                         94,111
--------------------------------------------------------------------------------
INDIANA -- 6.4%
  Evansville Economic Development
   Authority, Ball Corporation Project
   (RB) (A) (B) (C)
   1.200%, 12/01/08                                         2,500         2,500
  Indiana Bond Bank (RB) (AMBAC)
   Series A
   3.950%, 02/01/03                                         4,000         4,015
  Indiana State Development Finance
   Authority, Educational Facilities, Indiana
    Historical Society (RB) (A) (B) (C)
   1.200%, 08/01/31                                         4,750         4,750
  Indiana State Educational Facilities
   Authority, DePauw University Project
   (RB) (A) (B) (C)
   1.250%, 07/01/32                                         3,000         3,000
  Indiana State Educational Facilities
   Authority, University of Indianapolis
   (RB) (A) (B) (C)
   1.300%, 10/01/30                                        10,000        10,000
  Indiana State Educational Facilities
   Authority, Wabash College (BAN)
   2.360%, 03/20/03                                         2,500         2,503
  Indiana State Health Facilities Financing
   Authority, Capital Access Program
   (RB) (A) (B) (C)
   1.150%, 01/01/12                                         2,725         2,725
   1.150%, 04/01/13                                           900           900
  Indiana State Health Facilities Financing
   Authority, Fayette Memorial Hospital
   Association (RB) (A) (B) (C) Series A
   1.300%, 10/01/32                                         4,490         4,490
  Indiana State Health Facilities Financing
   Authority, Fayette Memorial Hospital
   Association (RB) (A) (B) (C) Series B
   1.300%, 10/01/22                                         8,125         8,125
  Marion Economic Development Authority,
   Wesleyan University Project
   (RB) (A) (B) (C)
   1.200%, 06/01/30                                         4,500         4,500

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
INDIANA -- CONTINUED
  Sullivan Hoosier Energy Rural Electric
   Cooperative (TECP)
   1.450%, 12/12/02                                       $ 7,700      $  7,700
                                                                       --------
                                                                         55,208
--------------------------------------------------------------------------------
IOWA -- 0.4%
  Iowa State Higher Educational Loan
   Authority, Dubuque University
   (RAN) (C) Series D
   3.250%, 05/23/03                                         1,250         1,255
  Iowa State Higher Educational Loan
   Authority, Morningside College
   (RAN) (C) Series K
   3.000%, 05/23/03                                         1,500         1,506
  Iowa State Private College Financing
   Authority, Drake University
   (RB) (A) (B) (C)
   1.300%, 07/01/31                                         1,000         1,000
                                                                       --------
                                                                          3,761
--------------------------------------------------------------------------------
KANSAS -- 1.0%
  City of Burlington, Kansas
   Electric Co-Op, Inc. (TECP)
   1.350%, 01/17/03                                         8,300         8,300
--------------------------------------------------------------------------------
LOUISIANA -- 0.9%
  Louisiana State (GO) (FGIC) Series A
   5.000%, 04/01/03                                         7,970         8,059
--------------------------------------------------------------------------------
MARYLAND -- 0.8%
  Baltimore County Economic Development
   Authority, Garrison Forest School Project
   (RB) (A) (B) (C)
   1.250%, 06/01/26                                         3,990         3,990
  Montgomery County (TECP)
   1.350%, 01/08/03                                         2,500         2,500
                                                                       --------
                                                                          6,490
--------------------------------------------------------------------------------
MICHIGAN -- 5.0%
  Eastern Michigan University General
   Revenue (RB) (FGIC) (A) (B)
   1.300%, 06/01/27                                         2,150         2,150
  Goodrich Area School (GO) (A) (B) Series B
   1.200%, 05/01/30                                         5,700         5,700
  Michigan State, GO School Loan Bonds,
   (TECP) Series 2002B
   1.700%, 02/04/03                                        10,000        10,000
  Michigan State Building Authority (TECP)
   1.800%, 12/05/02                                         6,000         6,000
  Michigan State Municipal Bond Authority
   (RB) (C) Series C-2
   2.250%, 08/22/03                                         5,000         5,028
  Michigan State Strategic Fund Limited
   Obligation, Consumers Power Project
   (RB) (AMBAC) (A) (B) Series A
   1.250%, 06/15/10                                         4,450         4,450

22  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
MICHIGAN  -- CONTINUED
  Michigan State Strategic Pollution Control
   Authority, Consumers Power Project
   (RB) (AMBAC) (A) (B)
   1.250%, 04/15/18                                       $ 3,500      $  3,500
  Northern Michigan University General
   Revenue (RB) (FGIC) (A) (B)
   1.300%, 06/01/31                                         2,400         2,400
  University of Michigan Hospital
   (RB) (A) (B) Series A
   1.300%, 12/01/27                                         3,960         3,960
                                                                       --------
                                                                         43,188
--------------------------------------------------------------------------------
MINNESOTA -- 2.4%
  Minneapolis Revenue Authority, University
   Gateway Project (RB) (A) (B) Series B
   1.100%, 12/01/27                                         2,050         2,050
  Rochester Healthcare Facilities,
   Mayo Clinic (TECP)
   1.350%, 12/05/02                                         4,400         4,400
   1.300%, 12/10/02                                         5,000         5,000
   1.650%, 01/16/03                                         4,000         4,000
   1.650%, 01/23/03                                         5,000         5,000
                                                                       --------
                                                                         20,450
--------------------------------------------------------------------------------
MISSISSIPPI -- 1.7%
  Jackson County Water System (GO) (A) (B)
   1.300%, 02/03/03                                         4,400         4,400
  Jackson County, Chevron USA
   Incorporated (RB) (A) (B)
   1.250%, 06/01/23                                        10,000        10,000
                                                                       --------
                                                                         14,400
--------------------------------------------------------------------------------
MISSOURI -- 1.2%
  Missouri State, Health & Educational
   Facilities Authority, Washington University
   Project (RB) (A) (B) Series C
   1.250%, 09/01/30                                        10,400        10,400
--------------------------------------------------------------------------------
NEVADA -- 0.5%
  Las Vegas Valley Water District (TECP)
   1.550%, 12/10/02                                         4,000         4,000
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 1.0%
  New Hampshire State Higher Education
   & Health Facilities Authority, New
   England Incorporated Project (RB)
   (AMBAC) (A) (B) Series B
   1.200%, 12/01/25                                         4,300         4,300
  Rockingham County (BAN)
   2.250%, 06/06/03                                         4,700         4,720
                                                                       --------
                                                                          9,020
--------------------------------------------------------------------------------
NORTH CAROLINA -- 6.9%
  Guilford County (GO) (A) (B) Series C
   1.200%, 10/01/18                                        12,400        12,400
   1.200%, 10/01/19                                         8,000         8,000

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
NORTH CAROLINA  -- CONTINUED
  Guilford County Recreational Facilities
   Authority, YMCA Project (RB) (A) (B) (C)
   1.200%, 02/01/23                                       $ 2,500      $  2,500
  North Carolina State Capital Facilities
   Financing Authority, Greenboro Day
   School Project (RB) (A) (B) (C)
   1.300%, 07/01/21                                         6,000         6,000
  North Carolina State Capital Facilities
   Financing Authority, Mars Hill College
   (RB) (A) (B) (C)
   1.200%, 07/01/21                                         3,500         3,500
  North Carolina State Educational Facilities
   Finance Agency, Belmont Abbey College
   (RB) (A) (B) (C)
   1.300%, 06/01/18                                         1,200         1,200
  North Carolina State Medical Care
   Community Authority, Rutherford
   Hospital Project (RB) (A) (B) (C)
   1.200%, 09/01/21                                         2,100         2,100
  North Carolina State Medical Care
   Commission, The Givens Estates
   Project (RB) (A) (B) (C)
   1.250%, 12/01/26                                         7,600         7,600
  University of North Carolina, Chapel Hill
   Hospital Project (RB) (A) (B) Series B
   1.250%, 02/15/31                                        16,175        16,175
                                                                       --------
                                                                         59,475
--------------------------------------------------------------------------------
OHIO -- 11.4%
  Ashtabula Area School District (BAN)
   Series B
   2.250%, 03/20/03                                         2,049         2,054
  Beachwood School District (BAN)
   2.000%, 01/30/03                                         5,850         5,854
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation (RB)
   (A) (B) Series A
   1.250%, 01/01/24                                         5,945         5,945
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Foundation (RB)
   (A) (B) (C) Series A
   1.150%, 01/01/26                                         3,050         3,050
  Cuyahoga County Hospital Authority,
   University Hospitals Health System
   (RB) (AMBAC) (A) (B) Series A
   1.150%, 01/15/22                                         5,320         5,320
  Dayton (BAN)
   1.930%, 12/02/02                                         2,300         2,300
  Dublin City School District, School Facilities
   Construction & Improvements (GO) Series B
   1.710%, 10/15/03                                         4,000         4,007
  Hunting Valley (BAN)
   1.900%, 11/20/03                                         4,750         4,761
  Hunting Valley (GO) Series 2001
   2.200%, 12/03/02                                         4,750         4,750

                                                           NOVEMBER 30, 2002  23

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO  -- CONTINUED
  Lucas County Health Care Facilities
   Authority, Sunset Retirement Community
   (RB) (A) (B) (C) Series B
   1.150%, 08/15/30                                       $ 4,000      $  4,000
  Mahoning County Hospital Facilities
   Authority, Forum Health Obligation
   Group (RB) (MBIA) (A) (B) Series B
   1.200%, 12/01/28                                        12,600        12,600
  Massillon City School District (BAN)
   2.100%, 03/18/03                                         4,850         4,859
  Ohio State Air Quality Development
   Authority (TECP)
   1.350%, 01/10/03                                         9,000         9,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   (RB) (A) (B) (C) Series A
   1.300%, 04/01/24                                         2,500         2,500
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   (RB) (A) (B) (C) Series C
   1.300%, 06/01/23                                         4,000         4,000
  Ohio State Economic Development
   Authority, YMCA Greater Cincinnati
   Project (RB) (A) (B) (C)
   1.200%, 11/01/21                                         2,000         2,000
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University (RB) (A) (B) Series A
   1.300%, 10/01/31                                         8,400         8,400
  Ohio State Higher Educational Facilities
   Authority, Lake Erie College (RB)
   (A) (B) (C)
   1.300%, 12/01/16                                            60            60
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) (A) (B) (C) Series A
   1.400%, 09/01/26                                         6,220         6,220
  Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset
   Financing Program (RB) (AMBAC)
   (A) (B) Series B
   1.150%, 12/01/25                                         2,925         2,925
  Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset Financing
   Program (RB) (AMBAC) (A) (B) Series F
   1.150%, 12/01/25                                         2,365         2,365
  Walnut Hills High School
   Alumni Foundation
   (RB) (A) (B) (C)
   1.450%, 12/01/06                                         1,600         1,600
                                                                       --------
                                                                         98,570
--------------------------------------------------------------------------------
OKLAHOMA -- 0.4%
  Tulsa County Independent School
   District (GO)
   4.625%, 06/01/03                                         3,500         3,555
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- 10.0%
  Allegheny County Higher Education Building
   Authority, Carnegie Mellon University
   (RB) (A) (B)
   1.200%, 12/01/33                                       $ 6,750      $  6,750
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB) (A) (B) (C)
   1.400%, 12/01/30                                         2,340         2,340
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   (RB) (A) (B) (C)
   1.200%, 07/01/31                                        12,200        12,200
  Emmaus General Authority
   (RB) (FSA) (A) (B)
   1.300%, 12/01/28                                         9,000         9,000
  Geisinger Health System Authority,
   Geisinger Health System Foundation
   (RB) (A) (B)
   1.150%, 08/01/28                                         2,200         2,200
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) (A) (B) (C) Series A
   1.300%, 06/01/24                                         2,830         2,830
  Harrisburg Authority (RB) (A) (B) (C)
   Series 2001
   1.320%, 03/01/34                                        13,885        13,885
  Harrisburg Authority, Cumberland Valley School
   District (RB) (FSA) (A) (B) Sub-Series B
   1.320%, 03/01/34                                         5,000         5,000
  Lancaster Higher Educational
   Facilities Authority, Franklin &
   Marshall College (RB) (A) (B)
   1.300%, 04/15/17                                         3,000         3,000
  Lehigh County General Purpose Authority,
   St. Lukes Hospital Project (RB) (A) (B) (C)
   1.250%, 07/01/31                                         6,200         6,200
  Montgomery County Higher Educational
   Facilities Authority, William Penn Charter
   School (RB) (A) (B) (C)
   1.320%, 09/15/31                                         3,000         3,000
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University Project (RB) (A) (B) Series C
   1.200%, 11/01/29                                         1,000         1,000
  Pennsylvania State Turnpike Commission
   (RB) (A) (B) Series U
   1.150%, 12/01/19                                         3,000         3,000
  Philadelphia Hospital & Higher Education
   Facilities Authority, Children's Hospital
   (RB) (A) (B) Series A
   1.200%, 07/01/22                                         2,000         2,000
  Quakertown Hospital Facilities Authority,
   Group Pooled Financing Program
   (RB) (A) (B) (C)
   1.200%, 07/01/05                                         4,000         4,000


24  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Sayre Health Care Facilities Authority,
   Capital Financing Program (RB)
   (AMBAC) (A) (B) Series M
   1.200%, 12/01/20                                       $ 4,000      $  4,000
  Sayre Health Care Facilities Authority,
   VHA Capital Financing Program (RB)
   (AMBAC) (A) (B) Series A
   1.200%, 12/01/20                                         4,500         4,500
  University of Pittsburgh, University Capital
   Project (RB) (A) (B) Series C
   1.250%, 09/15/33                                         1,350         1,350
                                                                       --------
                                                                         86,255
--------------------------------------------------------------------------------
RHODE ISLAND -- 0.8%
  Rhode Island State & Providence
   Plantations (TAN)*
   2.500%, 06/30/03                                         7,000         7,052
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.5%
  Berkeley County School District (GO) (FSA)
   5.750%, 01/15/03                                         3,040         3,055
  Charleston County School District (TAN)
   2.500%, 04/15/03                                         5,000         5,021
  South Carolina Educational Facilities
   Authority, Anderson College (RB)
   (A) (B) (C) Series 1998 A
   1.350%, 10/01/14                                         2,100         2,100
  South Carolina Public Service (TECP)
   1.550%, 12/09/02                                         5,500         5,500
   1.350%, 12/11/02                                         6,000         6,000
                                                                       --------
                                                                         21,676
--------------------------------------------------------------------------------
TENNESSEE -- 4.3%
  Blount County Health, Educational & Housing
   Facilities Authority, Presbyterian Homes
   Project (RB) (A) (B) (C)
   1.150%, 01/01/19                                         6,875         6,875
  Clarksville Public Building Authority, Pooled
   Financing (RB) (A) (B) (C)
   1.250%, 07/01/31                                        11,200        11,200
  Montgomery County Public Building
   (RB) (A) (B) (C)
   1.250%, 04/01/32                                         9,700         9,700
  Nashville & Davidson Counties, Belmont
   University (RB) (A) (B) (C)
   1.150%, 12/01/22                                         6,000         6,000
  Shelby County (GO) (A) (B) Series A
   1.200%, 03/01/11                                         2,800         2,800
                                                                       --------
                                                                         36,575
--------------------------------------------------------------------------------
TEXAS -- 10.0%
  Denton Independent School District
   (GO) (A) (B)
   1.550%, 08/15/21                                         4,700         4,700

--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
TEXAS -- CONTINUED
  Fort Worth (TECP)
   1.750%, 12/06/02                                       $ 4,000      $  4,000
   1.650%, 01/16/03                                         6,000         6,000
  Gulf Coast Industrial Development Authority,
   Amoco Oil Company (RB) (A) (B)
   1.650%, 06/01/25                                         4,000         4,000
  Harris County (TECP)
   1.450%, 12/04/02                                         6,160         6,160
   1.300%, 12/09/02                                         5,000         5,000
   1.350%, 01/16/03                                         1,600         1,600
  Houston (TECP)
   1.350%, 01/15/03                                         7,000         7,000
  San Antonio Educational Facilities Authority,
   Trinity University Project (RB) (A) (B)
   1.250%, 06/01/33                                        10,100        10,100
  San Antonio Health Facilities Authority, CTRC
   Clinical Foundation Project (RB) (A) (B) (C)
   1.200%, 06/01/20                                         2,900         2,900
  St. James Parrish (TECP)
   1.500%, 12/16/02                                         3,000         3,000
  Texas State (TRAN)
   2.750%, 08/29/03                                        25,000        25,225
  Texas Tech University (TECP)
   1.400%, 12/17/02                                         2,380         2,380
  University of Texas (TECP)
   2.000%, 12/04/02                                         4,000         4,000
                                                                       --------
                                                                         86,065
--------------------------------------------------------------------------------
UTAH -- 3.9%
  Intermountain Power Agency
   (RB) (A) (B) Series F
   1.475%, 07/01/18                                         5,000         5,000
  Intermountain Power Agency (RB)
   (AMBAC) (A) (B) Series E*
   1.350%, 07/01/18                                         5,000         5,000
  Intermountain Power Agency (TECP)
   1.450%, 12/05/02                                         8,500         8,500
   1.350%, 12/09/02                                         5,000         5,000
   1.350%, 01/16/03                                         5,000         5,000
  Intermountain Power Agency, Power Supply
   Revenue (RB) (AMBAC) (A) (B) Series F
   1.350%, 07/01/15                                         5,250         5,250
                                                                       --------
                                                                         33,750
--------------------------------------------------------------------------------
VERMONT -- 0.6%
  Vermont Education & Health Building
   Finance Agency, Middlebury College
   Project (RB) (A) (B) Series A
   1.800%,                                                  3,000         3,000
  Vermont State (RAN)
   2.500%, 06/17/03                                         2,500         2,515
                                                                       --------
                                                                          5,515
--------------------------------------------------------------------------------

                                                           NOVEMBER 30, 2002  25

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
VIRGINIA -- 1.5%
  Lynchburg Industrial Development Authority
   Hospital Facilities, VHA Mid-Atlantic
   (RB) (AMBAC) (A) (B) Series C
   1.200%, 12/01/25                                       $ 2,100      $  2,100
  Lynchburg Industrial Development Authority
   Hospital Facilities, VHA Mid-Atlantic
   (RB) (AMBAC) (A) (B) Series F
   1.200%, 12/01/25                                         9,100         9,100
  Roanoke Industrial Development Authority,
   Carilion Health System (RB) (A) (B)
   Series C
   1.250%, 07/01/27                                         2,000         2,000
                                                                       --------
                                                                         13,200
--------------------------------------------------------------------------------
WASHINGTON -- 1.5%
  Port of Seattle (TECP) Series A
   1.500%, 02/11/03                                         4,000         4,000
   1.500%, 02/12/03                                         3,520         3,520
  Washington State Health Care Facilities
   Authority, Fred Hutchinson Cancer
   Center (RB) (A) (B) (C) Series 2000
   1.200%, 01/01/32                                         5,000         5,000
                                                                       --------
                                                                         12,520
--------------------------------------------------------------------------------
WISCONSIN -- 4.5%
  Carlton Pollution Control Authority, Power
   & Light Project (RB) (A) (B) Series B
   1.250%, 09/01/05                                        14,600        14,600
  Oak Creek Pollution Control Authority,
   Wisconsin Electric Power (RB) (A) (B)
   1.400%, 08/01/16                                         3,100         3,100
  Wisconsin State (TECP)
   1.300%, 12/11/02                                         4,427         4,427
   1.400%, 01/09/03                                         5,000         5,000
  Wisconsin State Health & Educational
   Facilities Authority, Divine Savior Healthcare
   (RB) (A) (B) (C) Series B
   1.200%, 05/01/32                                         5,000         5,000
  Wisconsin State Health & Educational
   Facilities Authority, Gundersen Lutheran
   Project (RB) (FSA) (A) (B) Series B
   1.300%, 12/01/29                                         6,400         6,400
                                                                       --------
                                                                         38,527
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $864,467)                                   864,467
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           NUMBER         VALUE
                                                         OF SHARES        (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.8%
  Federated Tax-Free Money Market Fund                  1,325,880      $  1,326
  Goldman Sachs Financial Square
    Tax-Exempt Money Market Fund                      685,649 686
  Vanguard Tax-Exempt Money Market Fund           4,601,178 4,601
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $6,613)                                    6,613
--------------------------------------------------------------------------------

Total Investments -- 101.2% (Cost $871,080)                             871,080
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.2)%
  Investment Advisory Fees Payable                                         (107)
  12b-1 Fees Payable
    Class I                                                                (140)
    Class A                                                                 (27)
  Administrative Fees Payable                                               (50)
  Custody Fees Payable                                                       (9)
  Other Assets & Liabilities                                             (9,963)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net                                   (10,296)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                             860,834
Distributions in excess of net investment income                             (2)
Accumulated net realized loss on investments                                (48)
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $860,784
--------------------------------------------------------------------------------
Net Asset Value,  Offering and  Redemption
 Price Per Share -- Class I (based on 584,718,024
 outstanding shares of beneficial interest)                               $1.00
--------------------------------------------------------------------------------
Net Asset Value,  Offering and  Redemption
 Price Per Share -- Class A (based on 276,107,271
 outstanding shares of beneficial interest)                               $1.00
--------------------------------------------------------------------------------
* SECURITY PURCHASED ON A WHEN-ISSUED BASIS.
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2002.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VHA -- VETERANS HOSPITAL ADMINISTRATION
SEE NOTES TO FINANCIAL STATEMENTS.




26  NOVEMBER 30, 2002

                                                         STATEMENT OF NET ASSETS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)

TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.2%
U.S. TREASURY BILLS -- 95.6%
   1.574%, 12/05/02+                                      $50,000      $ 49,991
   1.502%, 12/12/02+                                      55,000        54,975
   1.482%, 12/19/02+                                      50,000        49,963
   1.379%, 12/26/02+                                      22,500        22,479
   1.399%, 01/02/03+                                      30,000        29,963
   1.102%, 01/09/03+                                      25,000        24,961
   1.445%, 01/16/03+                                      40,000        39,926
   1.512%, 01/23/03+                                      31,500        31,430
   1.444%, 01/30/03+                                      36,000        35,914
   1.411%, 02/06/03+                                      20,000        19,948
   1.619%, 02/13/03+                                      20,000        19,934
   1.379%, 02/20/03+                                      35,000        34,892
   1.243%, 02/27/03+                                      28,000        27,913
   1.596%, 03/06/03+                                       7,000         6,971
   1.295%, 03/13/03+                                      30,000        29,891
   1.215%, 03/20/03+                                      10,000         9,963
   1.378%, 04/03/03+                                      13,000        12,939
   1.641%, 04/10/03+                                      10,000         9,941
   1.232%, 04/17/03+                                      10,000         9,953
   1.237%, 05/08/03+                                       5,000         4,973
                                                                      --------
                                                                       526,920
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 3.6%
   5.500%, 01/31/03                                       10,000        10,053
   5.500%, 02/28/03                                       10,000        10,097
                                                                      --------
                                                                        20,150
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $547,070)                         547,070
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                           NUMBER         VALUE
                                                         OF SHARES        (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.9%
  Federated U.S. Treasury Cash Reserve
   Money Market Fund                                    1,583,965        $1,584
  Goldman Sachs Financial Square
   Treasury Money Market Fund                           3,197,174         3,197
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $4,781)                                    4,781
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 551,851)                            551,851
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.1)%
  Investment Advisory Fees Payable                                         (116)
  12b-1 Fees Payable
    Class I                                                                (195)
    Class A                                                                 (21)
  Administrative Fees Payable                                               (32)
  Custody Fees Payable                                                       (6)
  Other Assets & Liabilities                                               (217)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net                                      (587)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                             551,234
Undistributed net investment income                                          26
Accumulated net realized gain on investments                                  4
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $551,264
--------------------------------------------------------------------------------
Net Asset Value,  Offering and Redemption
 Price Per Share -- Class I (based on 536,348,887
 outstanding shares of beneficial interest)                               $1.00
--------------------------------------------------------------------------------
Net Asset Value,  Offering and Redemption
 Price Per Share -- Class A (based on 14,892,962
 outstanding shares of beneficial interest)                               $1.00
--------------------------------------------------------------------------------
+ EFFECTIVE YIELD
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  27

STATEMENT OF NET ASSETS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                             PAR          VALUE
                                                            (000)         (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 46.1%
U.S. TREASURY BILLS -- 46.1%
   1.176%, 12/05/02+                                      $ 3,000       $ 3,000
   1.687%, 12/12/02+                                        5,000         4,997
   1.635%, 12/19/02+                                        4,000         3,997
   1.458%, 12/26/02+                                        3,000         2,997
   1.634%, 01/09/03+                                        9,000         8,984
   1.625%, 01/16/03+                                       10,000         9,979
   1.537%, 01/23/03+                                        4,000         3,991
   1.524%, 02/20/03+                                        3,000         2,990
   1.411%, 02/27/03+                                        3,000         2,990
   1.645%, 03/06/03+                                        4,000         3,983
   1.195%, 03/13/03+                                        3,000         2,990
   1.652%, 03/20/03+                                        4,000         3,980
   1.322%, 04/03/03+                                        6,000         5,973
   1.642%, 04/10/03+                                        4,000         3,976
   1.640%, 04/17/03+                                        6,000         5,970
   1.406%, 04/24/03+                                        6,000         5,966
   1.225%, 05/01/03+                                        3,000         2,985
   1.258%, 05/08/03+                                        3,000         2,984
   1.227%, 05/15/03+                                        3,000         2,983
   1.248%, 05/22/03+                                        5,000         4,970
                                                                       --------
                                                                         90,685
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $90,685)                           90,685
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 53.5%
  Credit Suisse First Boston
   1.30% (dated 11/29/02, matures
   12/02/02, repurchase price
   $36,003,900, collateralized by
   various government obligations:
   total market value $36,721,596)                         36,000        36,000
  Goldman  Sachs
   1.31% (dated 11/29/02, matures
   12/02/02, repurchase price
   $8,000,873, collateralized by
   various government obligations:
   total market value $8,160,555)                           8,000         8,000
  Greenwich Capital
   1.30% (dated 11/29/02, matures
   12/02/02, repurchase price
   $36,931,000, collateralized by
   various government obligations:
   total market value $37,664,464)                         36,924        36,924
  JPMorgan  Chase
   1.30% (dated 11/29/02, matures
   12/02/02, repurchase price
   $8,000,289, collateralized by
   various government obligations:
   total market value $8,160,681)                           8,000         8,000

--------------------------------------------------------------------------------
                                                    NUMBER OF SHARES/   VALUE
                                                         PAR (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- CONTINUED
  Lehman Brothers
   1.30% (dated  11/29/02, matures
   12/02/02,  repurchase  price
   $8,000,289, collateralized by
   various government obligations:
   total market value $8,162,740)                         $ 8,000      $  8,000
  Morgan Stanley Dean Witter
   1.28% (dated 11/29/02, matures
   12/02/02, repurchase price
   $8,000,853, collateralized by
   various government obligations:
   total market value $8,160,254)                           8,000         8,000

--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $104,924)                             104,924
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.5%
  Federated Treasury Obligation
   Money Market Fund                                      610,738           611
  Financial Square Treasury Obligation
   Money Market Fund                                      509,196           509
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,120)                                    1,120
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 196,729)                            196,729
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.1)%
  Investment Advisory Fees Payable                                          (49)
  12b-1 Fees Payable
    Class I                                                                 (29)
  Administrative Fees Payable                                               (11)
  Custody Fees Payable                                                       (3)
  Other Assets & Liabilities                                               (164)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities, Net                                      (256)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                             196,473
--------------------------------------------------------------------------------
Total Net Assets -- 100.0%                                             $196,473
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I (based on 196,345,155
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A (based on 127,190
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
+ EFFECTIVE YIELD
SEE NOTES TO FINANCIAL STATEMENTS.




28  NOVEMBER 30, 2002


                                                                                                                FINANCIAL STATEMENTS
                                                                                                           ARMADA MONEY MARKET FUNDS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002
                                                         ---------------------------------------------------------------------------

                                                          GOVERNMENT                                        OHIO MUNICIPAL
                                                         MONEY MARKET             MONEY MARKET               MONEY MARKET
                                                             FUND                     FUND                       FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                  $25,465                     $51,448                    $2,045
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees                                    4,906                       9,847                       471
Administration fees                                           981                       1,969                        94
Shareholder servicing fees:
   Class A                                                    988                       2,194                        69
   Class B                                                     --                           2                        --
12b-1 fees:
   Class I                                                    403                         774                        43
   Class A                                                    158                         351                        11
   Class B                                                     --                           5                        --
   Class C                                                     --                           2                        --
Custodian fees                                                127                         239                        21
Transfer Agent fees                                           112                         203                        18
Printing and shareholder reports                               98                         168                         9
Professional fees                                              77                         133                         8
Registration and filing fees                                   51                          59                         6
Trustees' fees                                                 20                          36                         2
Miscellaneous                                                  42                          86                         4
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                              7,963                      16,068                       756
------------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment Advisory fees                      (1,402)                     (2,814)                     (269)
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                             6,561                      13,254                       487
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                      18,904                      38,194                     1,558
------------------------------------------------------------------------------------------------------------------------------------
REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments sold                          (5)                         (5)                       --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                               $18,899                     $38,189                    $1,558
====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.




                                                           NOVEMBER 30, 2002  29

FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FOR THE SIX MONTHS ENDED NOVEMBER 30, 2002
                                                        ----------------------------------------------------------------------------
                                                        PENNSYLVANIA
                                                         TAX EXEMPT        TAX EXEMPT        TREASURY         TREASURY PLUS
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET       MONEY MARKET
                                                            FUND              FUND             FUND               FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                   $1,383            $6,368            $4,627            $1,708
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees                                      370             1,500               825               300
Administration fees                                            65               300               193                70
Shareholder servicing fee -- Class A                           79               342                23                 1
12b-1 fees:
   Class I                                                     24               117               106                40
   Class A                                                     13                55                 4                --
Custodian fees                                                 16                49                34                16
Transfer Agent fees                                             8                38                29                16
Printing and shareholder reports                                1                27                16                 6
Professional fees                                              --                22                15                 6
Registration and filing fees                                    1                24                10                 7
Trustees' fees                                                 --                 6                 2                 1
Miscellaneous                                                  --                13                 5                 2
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                577             2,493             1,262               465
------------------------------------------------------------------------------------------------------------------------------------
LESS:
   Waiver of Investment Advisory fees                        (231)             (857)             (138)               --
------------------------------------------------------------------------------------------------------------------------------------
   Net expenses                                               346             1,636             1,124               465
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                       1,037             4,732             3,503             1,243
------------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold                   --               (11)                4                --
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                               $1,037            $4,721            $3,507            $1,243
====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.




30  NOVEMBER 30, 2002

                                                                                                                FINANCIAL STATEMENTS
                                                                                                           ARMADA MONEY MARKET FUNDS

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------

                                                  GOVERNMENT MONEY MARKET FUND                      MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   FOR THE           FOR THE                     FOR THE          FOR THE
                                               SIX MONTHS ENDED        YEAR                 SIX MONTHS ENDED       YEAR
                                               NOVEMBER 30, 2002       ENDED                NOVEMBER 30, 2002      ENDED
                                                  (UNAUDITED)      MAY 31, 2002                (UNAUDITED)     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                            $    18,904      $    58,688                $    38,194       $    128,974
Net realized gain (loss) on investments sold              (5)              (4)                        (5)               349
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                         18,899           58,684                     38,189            129,323
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                           (14,102)         (43,174)                   (27,709)           (86,505)
   Class A                                            (4,566)         (15,193)                   (10,480)           (42,332)
   Class B                                                --               --                         (4)               (15)
   Class C                                                --               --                         (1)                (3)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (18,668)         (58,367)                   (38,194)          (128,855)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                         2,631,814        3,445,006                  5,811,117          8,484,434
   Class A                                         1,448,214        2,286,345                  4,075,559          7,986,129
   Class B                                                --               --                      1,399              1,014
   Class C                                                --               --                        713              1,238
   Class H                                                --               --                         42                 90
Reinvestment of cash distributions:
   Class I                                               226            1,166                        933              2,718
   Class A                                               648            2,414                      5,316             23,045
   Class B                                                --               --                          3                 13
   Class C                                                --               --                          1                  2
------------------------------------------------------------------------------------------------------------------------------------
                                                   4,080,902        5,734,931                  9,895,083         16,498,683
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                        (2,628,848)      (2,808,827)                (4,886,968)        (8,296,849)
   Class A                                        (1,507,509)      (2,157,544)                (4,541,691)        (8,275,827)
   Class B                                                --               --                     (1,018)              (667)
   Class C                                                --               --                       (397)            (1,062)
------------------------------------------------------------------------------------------------------------------------------------
                                                  (4,136,357)      (4,966,371)                (9,430,074)       (16,574,405)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                      (55,455)         768,560                    465,009            (75,722)
Total increase (decrease) in net assets              (55,224)         768,877                    465,004            (75,254)
NET ASSETS:
   Beginning of period                             2,977,276        2,208,399                  5,298,804          5,374,058
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                 $ 2,922,052      $ 2,977,276                $ 5,763,808       $  5,298,804
====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.

                                                           NOVEMBER 30, 2002  31

FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS

------------------------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (000)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PENNSYLVANIA TAX EXEMPT
                                                OHIO MUNICIPAL MONEY MARKET FUND                    MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   FOR THE           FOR THE                     FOR THE          FOR THE
                                               SIX MONTHS ENDED        YEAR                 SIX MONTHS ENDED       YEAR
                                               NOVEMBER 30, 2002       ENDED                NOVEMBER 30, 2002      ENDED
                                                  (UNAUDITED)      MAY 31, 2002                (UNAUDITED)     MAY 31, 2002
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                            $     1,558      $     4,531                $     1,037        $     3,223
Net realized gain (loss) on investments sold              --               --                         --                 --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          1,558            4,531                      1,037              3,223
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                            (1,294)          (3,662)                      (745)            (2,306)
   Class A                                              (264)            (869)                      (306)              (947)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (1,558)          (4,531)                    (1,051)            (3,253)
------------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                           210,872          251,858                     97,697            213,327
   Class A                                            39,681           95,047                    141,745            211,854
Reinvestment of cash distributions:
   Class I                                               123              264                         17                 53
   Class A                                               259              850                        142                513
------------------------------------------------------------------------------------------------------------------------------------
                                                     250,935          348,019                    239,601            425,747
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                          (171,812)        (243,880)                   (64,580)          (200,899)
   Class A                                           (45,354)         (87,123)                  (123,219)          (213,978)
------------------------------------------------------------------------------------------------------------------------------------
                                                    (217,166)        (331,003)                  (187,799)          (414,877)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                       33,769           17,016                     51,802             10,870
Total increase (decrease) in net assets               33,769           17,016                     51,788             10,840
NET ASSETS:
   Beginning of period                               242,724          225,708                    173,923            163,083
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                   $ 276,493        $ 242,724                  $ 225,711          $ 173,923
====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.

32  NOVEMBER 30, 2002


                                                                                                                FINANCIAL STATEMENTS
                                                                                                           ARMADA MONEY MARKET FUNDS




                                                   TAX EXEMPT MONEY MARKET FUND                TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                    FOR THE             FOR THE                 FOR THE           FOR THE
                                               SIX MONTHS ENDED          YEAR               SIX MONTHS ENDED        YEAR
                                               NOVEMBER 30, 2002         ENDED              NOVEMBER 30, 2002       ENDED
                                                  (UNAUDITED)        MAY 31, 2002              (UNAUDITED)      MAY 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                              $   4,732        $     13,542              $    3,503       $    10,450
Net realized gain (loss) on investments sold             (11)                (12)                      4                81
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          4,721              13,530                  3,507             10,531
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                            (3,464)             (8,937)                 (3,460)           (9,513)
   Class A                                            (1,279)             (4,548)                    (97)             (993)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (4,743)            (13,485)                 (3,557)          (10,506)
------------------------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                           367,243             768,629                 487,030           867,826
   Class A                                           396,416           1,061,112                  52,179           159,055
Reinvestment of cash distributions:
   Class I                                                78                 234                       1               229
   Class A                                             1,052               3,672                      68               316
------------------------------------------------------------------------------------------------------------------------------------
                                                     764,789           1,833,647                 539,278         1,027,426
------------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                          (321,720)           (795,771)               (418,904)         (765,400)
   Class A                                          (410,866)         (1,028,246)                (54,613)         (204,701)
------------------------------------------------------------------------------------------------------------------------------------
                                                    (732,586)         (1,824,017)               (473,517)         (970,101)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                       32,203               9,630                  65,761            57,325
Total increase (decrease) in net assets               32,181               9,675                  65,711            57,350
NET ASSETS:
   Beginning of period                               828,603             818,928                 485,553           428,203
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                   $ 860,784         $   828,603               $ 551,264        $  485,553
====================================================================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.

                                                            FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS


                                               TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
                                                    FOR THE            FOR THE
                                               SIX MONTHS ENDED         YEAR
                                               NOVEMBER 30, 2002        ENDED
                                                  (UNAUDITED)       MAY 31, 2002
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                               $  1,243           $  5,142
Net realized gain (loss) on investments sold              --                  1
--------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          1,243              5,143
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                            (1,241)            (5,135)
   Class A                                                (4)                (3)
--------------------------------------------------------------------------------
Total distributions                                   (1,245)            (5,138)
--------------------------------------------------------------------------------

SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                           311,979            693,332
   Class A                                            39,536              7,698
Reinvestment of cash distributions:
   Class I                                                 5                 12
   Class A                                                 1                  2
--------------------------------------------------------------------------------
                                                     351,521            701,044
--------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                          (301,750)          (738,552)
   Class A                                           (41,161)            (6,084)
--------------------------------------------------------------------------------
                                                    (342,911)          (744,636)
--------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                        8,610            (43,592)
Total increase (decrease) in net assets                8,608            (43,587)
NET ASSETS:
   Beginning of period                               187,865            231,452
--------------------------------------------------------------------------------
   End of period                                   $ 196,473          $ 187,865
================================================================================
SEE NOTES TO FINANCIAL STATEMENTS.



                                                           NOVEMBER 30, 2002  33

NOTES TO FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)


1. FUND ORGANIZATION

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the
"1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2002, the Trust offered for sale shares of 31 funds. Each fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A shares are sold without a sales charge; and Class B, Class C and Class H shares are sold with a contingent deferred sales charge. Contingent deferred sales charges may be reduced or waived under certain circumstances. See the respective Funds' prospectus for additional information.

The Trust currently offers five asset categories that consisted of the following Funds as of November 30, 2002 (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
Core Equity Fund, Equity Growth Fund, Equity Index Fund, International Equity Fund, Large Cap Ultra Fund, Large Cap Value Fund, Mid Cap Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, Small/Mid Cap Value Fund, and Tax Managed Equity Fund;

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund, Balanced Allocation Fund, and Conservative Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, GNMA Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund, and U.S. Government Income Fund;

TAX FREE BOND FUNDS
Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund, and Pennsylvania Municipal Bond Fund;


MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund, and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds are not presented herein, but are presented separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.

SECURITY VALUATION:

A money market fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is accrued on a daily basis. Discounts and premiums are amortized and recorded to interest income over the lives of the respective securities. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution and shareholder service expenses relating to a specific class are charged directly to that class.


34  NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for all the Funds.

REPURCHASE AGREEMENTS:

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any remaining loss may be subject to legal proceedings.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS:

Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER RELATED PARTY TRANSACTIONS

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the following table, based on each Fund's average daily net assets.


The Adviser may, from time to time, waive its fees payable by the Funds. At November 30, 2002, advisory fees accrued and unpaid amounted to:

                                       ANNUAL
                                        RATE      (000)
                                      --------   ------
Government Money Market Fund .....      0.35%    $  566
Money Market Fund ................      0.35%     1,163
Ohio Municipal
 Money Market Fund ...............      0.35%        34
Pennsylvania Tax Exempt
 Money Market Fund ...............      0.40%        25
Tax Exempt Money Market Fund .....      0.35%       107
Treasury Money Market Fund .......      0.30%       116
Treasury Plus Money Market Fund ..      0.30%        49


The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B, Class C and Class H shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, B, C, or H shares in consideration for payment of up to 0.25% on an annual basis of the net asset value of each Fund's Class A, B, C, or H shares.

National City Bank ("NCB") serves as the Funds' Custodian. For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average net assets; (ii) 0.010% of the next $650 million of average net assets; and (iii) 0.008% of the average net assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

The Trust and SEI Investments Distribution Co. ("SEI" or the "Distributor") are parties to a distribution agreement dated May 1, 1998. The Trust has adopted a distribution plan for Class I and Class A shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average


                                                           NOVEMBER 30, 2002  35

NOTES TO FINANCIAL STATEMENTS
ARMADA MONEY MARKET FUNDS
(UNAUDITED)


daily net assets of the Funds' Class I and Class A shares. Currently the Money Market Funds expenses incurred under the plan are approximately 0.04% for Class I and Class A shares. The Trust also has adopted plans under Rule 12b-1 with respect to Class B, Class C and Class H shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B, Class C and Class H shares. With respect to the Class B, Class C and Class H shares of the Money Market Fund, the Distributor has voluntarily agreed to waive 0.70% beginning November 18, 2002. This waiver is voluntary and may be terminated at any time.

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to all of the Funds and are allocated on a prorata basis across the portfolios of Armada Funds and The Armada Advantage Fund, another registered investment company managed by the Adviser. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Expenses paid by the Trust for the six months ended November 30, 2002, include legal fees of $353,766 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.


The Trust, SEI Investments Global Funds Services ("SIGFS"), formerly known as SEI Investments Mutual Funds Services, and NCB are parties to a Co
Administration Agreement effective as of August 15, 2000, as amended, under which SIGFS and NCB provide administrative services in exchange for fees at the annual rate of 0.0700%, of which 0.0325% is allocated to SIGFS and 0.0375% is allocated to NCB based on the average daily net assets of all of the Trust's Funds. Prior to September 1, 2002, the following rates were in effect based on the average daily net assets of all the Trust's Funds.

                                           PORTION        PORTION
COMBINED AVERAGE            AGGREGATE     ALLOCATED      ALLOCATED
DAILY NET ASSETS           ANNUAL RATE     TO SIGFS        TO NCB
-----------------         -------------   ----------    ------------
Up to $16 billion .......    0.070%         0.050%        0.020%
From $16 billion to
 $20 billion ............    0.070%         0.040%        0.030%
Over $20 billion ........    0.065%         0.035%        0.030%

4. FEDERAL INCOME TAXES

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions where the fiscal year in which the amounts are distributed may differ from the year that the


36  NOVEMBER 30, 2002

                                                   NOTES TO FINANCIAL STATEMENTS
                                                       ARMADA MONEY MARKET FUNDS
                                                                     (UNAUDITED)


income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2002, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                               EXPIRING MAY 31,
                    --------------------------------
                     2004  2005   2006  2007   2008  TOTAL
                     (000) (000)  (000) (000)  (000) (000)
                     ----- -----  ----- -----  ----- -----
Money Market Fund     $--   $1    $4    $--   $7,889 $7,894
Pennsylvania Tax
  Exempt Money
  Market Fund           3    --    10    --       40     53
Tax Exempt
 Money Market
  Fund                 --    --     7     19      --     26

5. MARKET AND CREDIT RISK

Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

The Ohio Municipal Money Market and the Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of their respective state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.



The Funds invest in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At November 30, 2002, the percentage of portfolio investments by each revenue source was as follows:

                                               PENNSYLVANIA
                              OHIO MUNICIPAL    TAX EXEMPT      TAX EXEMPT
                                 MONEY             MONEY           MONEY
                                 MARKET           MARKET          MARKET
                                  FUND             FUND            FUND
                               ------------    ------------   ------------
Revenue Bonds:
 Education ...................     11%             22%             21%
 Hospital/Nursing Homes ......     20              14              15
 Industrial Development ......     27              22              13
 Pollution Control ...........      7              --               3
 Public Facilities ...........      2               2               3
 Transportation ..............     --               7              --
 Other .......................     --              10               6
General Obligations ..........      4              10               8
Anticipation Notes ...........     20               2              10
Tax Exempt Commercial Paper ..      9              11              21
                                  ----           ----            ----
                                  100%           100%            100%


                                                          NOVEMBER 30, 2002  37

NOTES

NOTES

NOTES

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                         SEIInvestments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996



[Graphic Omitted]
ARMADA(R)
FUNDS

[Graphic Omitted]
ARMADA(R)
FUNDS
WWW.ARMADAFUNDS.COM




One Freedom Valley Drive
Oaks, PA  19456







INVESTMENT ADVISOR:



NATIONAL CITY(R)
Investment Management Company(SM)



1900 East Ninth Street, 22nd Floor
Cleveland, OH  44114

--------------------------------------------------------------------------------
        IMPORTANT INFORMATION REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

      TO REDUCE EXPENSES, ARMADA FUNDS MAY MAIL ONLY ONE COPY OF THE FUND'S PROSPECTUS AND EACH ANNUAL AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES
        SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL
     COPIES OF THESE DOCUMENTS FOR EACH ACCOUNT AT YOUR ADDRESS, PLEASE CALL
      YOUR FINANCIAL INSTITUTION OR ARMADA FUNDS AT 1.800.622.FUND (3863).
      YOUR REQUEST TO RECEIVE INDIVIDUAL COPIES WILL BE IMPLEMENTED 30 DAYS
                                 AFTER RECEIPT.
     CURRENTLY, ARMADA FUNDS IS UNABLE TO MAIL A SINGLE COPY OF SHAREHOLDER
        DOCUMENTS TO SHAREHOLDERS WITH MULTIPLE ACCOUNTS ACROSS MULTIPLE
       DISTRIBUTION CHANNELS (I.E. MONEY MARKET SWEEP ACCOUNTS, BROKERAGE
      ACCOUNTS, FUND-DIRECT ACCOUNTS, RETIREMENT PLANS OR TRUST ACCOUNTS).
--------------------------------------------------------------------------------

ARM-SA-004-0100 (12/02)